UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22969

Palmer Square Opportunistic Income Fund

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway

Suite 315

Mission Woods, KS 66205

(Address of principal executive offices) (Zip code)

Katie Elliott, Chief Compliance Officer

1900 Shawnee Mission Parkway

Suite 315

Mission Woods, KS 66205

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 816-994-3200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

Class I (Ticker: PSOIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JULY 31, 2026

Palmer Square Opportunistic Income Fund

Table of Contents

Letter to Shareholders	1
Fund Performance	2
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	21
Consolidated Statement of Operations	22
Consolidated Statements of Changes of Net Assets	23
Consolidated Statement of Cash Flows	24
Consolidated Financial Highlights	25
Notes to Consolidated Financial Statements	26
Report of Independent Registered Public Accounting Firm	41
Supplemental Information	42
Expense Example	44

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund

Letter to Shareholders

For the Year Ended July 31, 2026

Management’s Discussion of Fund Performance

Summary of Results

As a refresher, the Palmer Square Opportunistic Income Fund (“PSOIX” or the “Fund”) seeks to not only capture a high level of current income, but also long-term capital appreciation by investing with a flexible mandate to find the best relative value opportunities across both corporate credit and structured credit.

For the 12-month period ended on July 31, 2026, the Palmer Square Opportunistic Income Fund returned 3.95%. While the broad-based Bloomberg U.S. Aggregate Bond Index returned 2.71% over the same time period.

Top Performance Contributors

The positive absolute performance for the 12-month period was driven by the Fund’s high current income, price appreciation from tighter spreads, and low interest rate duration, which together helped the Fund navigate a rising rate environment. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO BBB holdings) provided the greatest positive contribution. Bank Loans provided the second greatest positive contribution, followed by High Yield (“HY”) Corporates, and Commercial Mortgage-Backed Securities (“CMBS”).

On a relative basis, the Fund outperformed its primary benchmark due to greater exposure to floating rate securities and lower duration. The Yield on 2-Year Treasuries increased by approximately 60 basis points (or 1/100th of a percent) during the corresponding time period, primarily since March 2026 as the market shifted expectations to a Fed Funds rate hike.

Top Performance Detractors

CLO Equity was the only detractor from overall performance during the fiscal year. Cashflows from CLO equity have recently been pressured by the ongoing repricing of loans tighter, which has been partially offset by liabilities also moving tighter. Given tighter liability spreads, deals issued in 2023-2025 are now in the money for a refi/reset.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards BBB. The next largest allocation was CLO Equity, followed by High-Yield Corporates and Commercial Mortgage-Backed Securities.

As the fiscal year closed, CLO Debt and CLO Equity accounted for nearly 76% of the portfolio. Within the portfolio, CLO BBBs are currently trading on average at a spread of 328bps and CLO BBs are at a spread of 636bps. We continue to add to CLO portfolios that are higher quality and more liquid as we believe they will continue to outperform portfolios with more risky collateral. Bank loan exposure was the next largest allocation at 15%. The loan market partially recovered from recent volatility, but investor demand for some sectors, notably software, remain soft. High-Yield (“HY”) corporate bond exposure was nearly 6% of the portfolio. Similar to other areas of corporate credit, HY bonds remained very resilient, largely shaking off volatility surrounding the U.S.-Iran conflict and spreads continue to be supported by good corporate fundamentals, attractive all-in yields, and strong demand technicals. Finally, the Fund closed the year with a small 1.5% allocation to CMBS.

1

Palmer Square Opportunistic Income Fund

Fund Performance

For the Year Ended July 31, 2026

This graph compares a hypothetical $250,000 investment in the Fund’s shares, made at its inception, with a similar investment in the Bloomberg US Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains.

The Bloomberg US Aggregate Bond Index is an unmanaged index of publicly issued investment grade corporate, US Treasury and government agency securities with remaining maturities of one to three years. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of July 31, 2026	1 Year	5 Years	10 Years
Palmer Square Opportunistic Income Fund	3.95%	6.77%	7.02%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (866) 933-9033.

Expense ratio for the Fund was 2.01%, which was the amount stated in the current prospectus dated December 1, 2025. For the Fund’s current one year expense ratios, please refer to the Financial Highlights Section of this report. The Advisor has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. In the absence of such waivers, the Fund’s returns would be lower. This agreement is in effect until December 1, 2026, and it may be terminated before that date only by the Fund’s Board of Trustees.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of July 31, 2026

	Principal Amount	Value
BANK LOANS — 15.4%
A-AP Buyer, Inc., First Lien, Initial Term Loan, B 6.573% (3-Month Term SOFR + 275 basis points), 9/9/2031[1,2,3]	738,750	$742,905
Acrisure LLC, First Lien, Term Loan, B6 6.731% (1-Month Term SOFR + 300 basis points), 11/6/2030[1,2,3]	721,864	662,671
Aimbridge Acquisition Co., Inc., First Lien, First Out Term Loan 9.282% (1-Month Term SOFR + 550 basis points), 3/11/2030[1,3]	67,348	66,254
Aimbridge Acquisition Co., Inc., First Lien, Second Out Term Loan 11.282% (1-Month Term SOFR + 750 basis points), 3/11/2030[1,3]	71,668	70,085
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan 6.144% (1-Month Term SOFR + 250 basis points), 9/19/2031[1,2,3]	591,781	590,115
Allied Universal Holdco LLC, First Lien, Amendment No. 7 Replacement USD Term Loan 6.981% (1-Month Term SOFR + 325 basis points), 8/20/2032[1,2,3]	744,375	747,245
Altium Packaging LLC, First Lien, 2024 Refinancing Term Loan 6.231% (1-Month Term SOFR + 250 basis points), 6/11/2031[1,2,3]	746,193	716,114
Amynta Agency Borrower, Inc., First Lien, 2026 Refinancing Term Loan 6.231% (1-Month Term SOFR + 250 basis points), 12/29/2031[1,2,3]	490,081	488,001
Aretec Group, Inc., First Lien, Term Loan, B4 6.731% (1-Month Term SOFR + 300 basis points), 8/9/2030[1,2,3]	488,837	490,389
Aspire Bakeries Holdings LLC, First Lien, Initial Term Loan 6.749% (1-Month Term SOFR + 300 basis points), 12/23/2030[1,3]	740,644	745,888
AthenaHealth Group, Inc., First Lien, Fourth Amendment Term Loan 6.981% (1-Month Term SOFR + 325 basis points), 2/16/2032[1,3]	625,000	621,550
Autokiniton US Holdings, Inc., First Lien, Term Loan, B 7.845% (1-Month Term SOFR + 400 basis points), 4/6/2028[1,2,3]	720,170	720,822
Aveanna Healthcare LLC, First Lien, 2026 Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 9/17/2032[1,3]	696,999	701,237
B&G Foods, Inc., First Lien, Term Loan, B5 7.231% (1-Month Term SOFR + 350 basis points), 10/10/2029[1,2,3]	491,250	486,234
Barracuda Networks, Inc., First Lien, Initial Term Loan 8.323% (3-Month Term SOFR + 450 basis points), 8/15/2029[1,2,3]	723,750	489,157
Boluda Towage Luxembourg SARL, First Lien, USD Term Loan, B 6.232% (3-Month Term SOFR + 250 basis points), 6/30/2033[1,3]	847,875	852,911
Bulldog Purchaser, Inc., First Lien, Initial Term Loan 6.981% (1-Month Term SOFR + 325 basis points), 2/7/2033[1,3]	497,500	498,965
Cengage Learning, Inc., First Lien, 2026 Refinancing Term Loan 6.676% (1-Month Term SOFR + 300 basis points), 3/24/2031[1,3]	491,294	488,341
CHG Healthcare Services, Inc., First Lien, Amendment No. 8 Refinancing Term Loan 6.823% (3-Month Term SOFR + 300 basis points), 9/29/2031[1,3]	746,380	746,615
Clarios Global LP, First Lien, Amendment No. 7 Dollar Term Loan 6.231% (1-Month Term SOFR + 250 basis points), 1/28/2032[1,3]	497,500	499,211
Clover Holdings 2 LLC, First Lien, Initial Term Loan 7.426% (1-Month Term SOFR + 375 basis points), 12/9/2031[1,3]	559,666	549,173
CoreWeave Financing DDTL V-V LLC, Delayed Draw Term Loan 9.151% (1-Month Term SOFR + 550 basis points), 9/1/2031[1,3]	350,000	351,313
Cotiviti, Inc., First Lien, Amendment No. 2 Term Loan 6.397% (1-Month Term SOFR + 275 basis points), 3/26/2032[1,2,3]	744,361	697,243

See accompanying Notes to Consolidated Financial Statements

3

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
BANK LOANS (Continued)
CRC Insurance Group LLC, First Lien, Term Loan, B 6.482% (3-Month Term SOFR + 275 basis points), 5/6/2031[1,2,3]	750,000	$739,688
Creative Artists Agency LLC, First Lien, Term Loan 6.231% (1-Month Term SOFR + 250 basis points), 10/1/2031[1,2,3]	729,587	729,955
Crown Subsea Communications Holding, Inc., First Lien, 2026 Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 1/30/2031[1,3]	748,111	752,027
Cub Financing Intermediate LLC, Closing Date Term Loan 8.009% (3-Month Term SOFR + 425 basis points), 8/5/2033[1,3]	550,000	552,063
Darktrace Finco US LLC, First Lien, Initial Term Loan 6.988% (3-Month Term SOFR + 325 basis points), 10/9/2031[1,2,3]	740,625	681,208
Discovery Global Holdings, Inc., First Lien, Initial Dollar Term Loan 6.231% (1-Month Term SOFR + 250 basis points), 6/3/2033[1,3]	833,654	835,304
Dwyer Instruments LLC, First Lien, Delayed Draw Term Loan 0.00%, 7/25/2033[1,3,4]	44,681	44,695
Dwyer Instruments LLC, First Lien, Term Loan, B 6.467% (1-Month Term SOFR + 250 basis points), 7/25/2033[1,3]	655,319	655,526
EAB Global, Inc., First Lien, Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 8/16/2030[1,2,3]	738,665	653,822
Edelman Financial Engines Center LLC (The), First Lien, Initial Term Loan 7.644% (1-Month Term SOFR + 400 basis points), 11/28/2031[1,2,3]	700,000	703,696
EnergySolutions LLC, First Lien, Initial Term Loan 6.894% (1-Month Term SOFR + 325 basis points), 9/23/2030[1,2,3]	362,891	363,889
EnergySolutions LLC, First Lien, Term Loan, B 6.842% (12-Month Term SOFR + 300 basis points), 7/25/2033[1,3]	600,000	601,875
Ensemble RCM LLC, First Lien, Closing Date Term Loan 6.823% (3-Month Term SOFR + 300 basis points), 2/9/2033[1,3]	750,000	748,125
EP Purchaser LLC, First Lien, 2023 Incremental Term Loan 8.280% (3-Month Term SOFR + 450 basis points), 11/6/2028[1,3]	639,627	418,956
EPZ T1 Financeco LLC, First Lien, Initial Term Loan 5.991% (1-Month Term SOFR + 225 basis points), 4/21/2033[1,3]	900,000	900,788
EW Scripps Co. (The), First Lien, Term Loan, B2 9.532% (1-Month Term SOFR + 575 basis points), 6/30/2028[1,3]	521,842	523,006
Filtration Group Corp., First Lien, 2025-B Incremental Dollar Term Loan 6.231% (1-Month Term SOFR + 250 basis points), 10/23/2028[1,2,3]	420,379	421,094
First Eagle Holdings, Inc., First Lien, Delayed Draw Term Loan 0.00%(1-Month Term SOFR + 350 basis points), 8/16/2032[1,2,3,4]	109,375	109,543
First Eagle Holdings, Inc., First Lien, Initial Term Loan 7.232% (3-Month Term SOFR + 350 basis points), 8/16/2032[1,2,3]	637,422	638,400
Galileo Parent, Inc., First Lien, Initial Term Loan 8.118% (1-Month Term SOFR + 450 basis points), 3/3/2033[1,3]	500,000	502,768
Genuine Financial Holdings LLC, First Lien, 2025 Replacement Term Loan 6.981% (1-Month Term SOFR + 325 basis points), 9/27/2030[1,3]	729,516	711,427
Global Medical Response, Inc., First Lien, Initial Term Loan 6.917% (1-Month Term SOFR + 325 basis points), 10/1/2032[1,2,3]	606,667	609,830
Gloves Buyer, Inc., 2026 Repricing Term Loan 7.417% (1-Month Term SOFR + 375 basis points), 5/21/2032[1,3]	746,250	748,272
Grant Thornton Advisors LLC, First Lien, 2025 Incremental Term Loan 6.481% (1-Month Term SOFR + 275 basis points), 6/2/2031[1,3]	736,941	696,339

See accompanying Notes to Consolidated Financial Statements

4

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
BANK LOANS (Continued)
Great Outdoors Group LLC, First Lien, Term Loan, B 6.981% (1-Month Term SOFR + 325 basis points), 1/23/2032[1,2,3]	567,504	$570,898
GTCR Everest Borrower LLC, First Lien, 2026-1 Term Loan 5.982% (3-Month Term SOFR + 225 basis points), 9/5/2031[1,3]	492,537	492,163
Harbor Freight Tools USA, Inc., First Lien, Initial Term Loan 5.981% (1-Month Term SOFR + 225 basis points), 6/11/2031[1,2,3]	747,778	747,998
Hologic, Inc., First Lien, Term Loan, B 5.995% (3-Month Term SOFR + 225 basis points), 4/7/2033[1,3]	500,000	492,310
HP PHRG Borrower LLC, First Lien, Closing Date Term Loan 7.732% (3-Month Term SOFR + 400 basis points), 2/20/2032[1,3]	742,500	739,096
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B 5.984% (3-Month Term SOFR + 225 basis points), 6/20/2030[1,2,3]	416,523	417,204
Hudson River Trading LLC, First Lien, Term Loan, B2 6.167% (1-Month Term SOFR + 250 basis points), 3/18/2030[1,3]	723,796	723,362
Hunter Douglas, Inc., First Lien, Term Loan, B1 6.732% (3-Month Term SOFR + 300 basis points), 1/16/2032[1,3]	492,500	493,167
Hunterstown Generation LLC, First Lien, Term Loan 6.482% (3-Month Term SOFR + 275 basis points), 11/6/2031[1,3]	653,262	653,468
Hyperion Refinance SARL, First Lien, 2025-3 Dollar Refinancing Term Loan 6.481% (1-Month Term SOFR + 275 basis points), 4/18/2030[1,2,3]	731,250	706,570
INEOS US Finance LLC, First Lien, 2032 Term Loan 8.731% (1-Month Term SOFR + 500 basis points), 6/25/2032[1,3]	725,000	674,250
Inmar, Inc., First Lien, 2025 Term Loan 8.274% (3-Month Term SOFR + 450 basis points), 10/30/2031[1,3]	742,481	651,527
Ivanti Software, Inc., First Lien, 2025-1 Fourth Amendment Refinancing Term Loan 8.414% (3-Month Term SOFR + 475 basis points), 6/1/2029[1,3]	636,542	287,367
Ivanti Software, Inc., First Lien, Initial Term Loan 9.414% (3-Month Term SOFR + 575 basis points), 6/1/2029[1,3]	117,204	114,641
IVI America LLC, First Lien, Term Loan 6.482% (3-Month Term SOFR + 275 basis points), 4/9/2031[1,3]	742,500	746,057
Jupiter Borrower, Inc., First Lien, Initial Term Loan 6.482% (3-Month Term SOFR + 275 basis points), 6/30/2033[1,3]	1,000,000	1,007,290
Lackawanna Energy Center LLC, First Lien, Term Loan, B 6.425% (1-Month Term SOFR + 275 basis points), 7/23/2032[1,3]	465,903	467,434
Lavender Dutch BorrowerCo BV, First Lien, USD Term Loan, B 6.982% (3-Month Term SOFR + 325 basis points), 12/30/2032[1,3]	497,500	497,687
LSF12 Crown US Commercial Bidco LLC, First Lien, Term Loan, B 6.467% (1-Month Term SOFR + 250 basis points), 12/2/2031[1,3]	650,000	651,963
Medical Solutions Holdings, Inc., First Lien, First-Out Term Loan, A1 9.173% (3-Month Term SOFR + 525 basis points), 11/1/2030[1,3]	366,541	257,189
Medical Solutions Holdings, Inc., First Lien, First-Out Term Loan, A2 9.173% (3-Month Term SOFR + 1050 basis points), 11/1/2030[1,3]	915,160	620,021
Medical Solutions Holdings, Inc., First Lien, Initial Second Out Term Loan 7.423% (3-Month Term SOFR + 700 basis points), 11/1/2030[1,3]	730,368	92,512
Mermaid Bidco, Inc., First Lien, USD Term Loan, B 6.908% (3-Month Term SOFR + 325 basis points), 7/3/2031[1,2,3]	494,962	489,394
Mitchell International, Inc., First Lien, Initial Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 6/17/2031[1,3]	736,922	717,743

See accompanying Notes to Consolidated Financial Statements

5

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
BANK LOANS (Continued)
NAB Holdings LLC, First Lien, 2025 Refinancing Term Loan 6.232% (3-Month Term SOFR + 250 basis points), 11/24/2028[1,3]	720,253	$675,838
New WPCC Parent LLC, First Lien, Term Loan 13.231% (1-Month Term SOFR + 950 basis points), 5/9/2030[1,3]	926	903
Nexstar Media, Inc., First Lien, Term Loan, B7 6.481% (1-Month Term SOFR + 275 basis points), 3/18/2033[1,3]	784,286	784,407
Nexus Buyer LLC, First Lien, Initial Term Loan 7.231% (1-Month Term SOFR + 350 basis points), 7/31/2031[1,2,3]	736,926	715,445
Nexus Buyer LLC, Second Lien, Initial Term Loan 9.481% (1-Month Term SOFR + 575 basis points), 2/16/2032[1,3]	1,000,000	975,000
Nouryon Finance BV, First Lien, 2026 Dollar Term Loan 7.217% (1-Month Term SOFR + 350 basis points), 7/8/2031[1,3]	417,389	417,978
NSM Top Holdings Corp., First Lien, Amendment No. 9 Term Loan 8.082% (3-Month Term SOFR + 425 basis points), 5/14/2029[1,3]	496,250	500,840
OAK-Eagle Acquireco, Inc., First Lien, Term Loan, B1 6.967% (1-Month Term SOFR + 350 basis points), 8/4/2033[1,2,3]	750,000	755,486
OMNIA Partners LLC, First Lien, Term Loan, C 6.417% (3-Month Term SOFR + 275 basis points), 12/31/2032[1,2,3]	490,059	491,897
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B 6.731% (1-Month Term SOFR + 300 basis points), 7/2/2031[1,2,3]	735,000	721,910
OPAL US LLC, First Lien, Term Loan, B6 6.232% (3-Month Term SOFR + 250 basis points), 4/28/2032[1,3]	744,384	746,577
Osaic Holdings, Inc., First Lien, Term Loan, B1 6.232% (3-Month Term SOFR + 250 basis points), 7/30/2032[1,3]	623,438	620,401
Outcomes Group Holdings, Inc., First Lien, 2025 Refinancing Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 5/6/2031[1,2,3]	490,059	492,853
Ovg Business Services LLC, First Lien, Initial Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 6/25/2031[1,2,3]	1,104,134	1,109,654
Petco Health & Wellness Co., Inc., First Lien, 2026 Term Loan 7.982% (3-Month Term SOFR + 425 basis points), 1/31/2031[1,3]	498,750	498,271
Phoenix Guarantor, Inc., First Lien, Term Loan, B6 5.731% (1-Month Term SOFR + 200 basis points), 2/21/2031[1,3]	667,499	668,540
Platform Bidco Ltd., First Lien, Senior EUR Term Loan, B6 6.504% (3-month EURIBOR + 400 basis points), 9/30/2031[1,3]	500,000	572,651
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term Loan 6.982% (3-Month Term SOFR + 325 basis points), 10/28/2030[1,2,3]	733,191	575,188
Project Alpha Intermediate Holding, Inc., Second Lien, Initial Term Loan 8.732% (3-Month Term SOFR + 500 basis points), 5/9/2033[1,3]	500,000	304,065
Proofpoint, Inc., First Lien, Term Loan, B 8.467% (1-Month Term SOFR + 450 basis points), 8/30/2030[1,3]	500,000	491,955
QTS Thunder Managing Issuer LLC, First Lien, Term Loan, B 6.240% (1-Month Term SOFR + 225 basis points), 7/22/2033[1,3]	325,000	320,938
Radiology Partners, Inc., First Lien, Term Loan, B 8.232% (3-Month Term SOFR + 450 basis points), 6/30/2032[1,2,3]	493,756	495,578
Raven Acquisition Holdings LLC, First Lien, 2024 Delayed Draw Term Loan 0.00%, 11/19/2031[1,2,3,4]	50,000	49,764

See accompanying Notes to Consolidated Financial Statements

6

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
BANK LOANS (Continued)
Raven Acquisition Holdings LLC, First Lien, Initial Term Loan 6.731% (1-Month Term SOFR + 300 basis points), 11/19/2031[1,2,3]	691,250	$687,991
Recovery Solutions Parent LLC, First Lien, Term Loan 11.232% (3-Month Term SOFR + 750 basis points), 1/28/2030[1,3]	15,683	15,561
Red Planet Borrower LLC, First Lien, Initial Term Loan 7.481% (1-Month Term SOFR + 375 basis points), 9/8/2032[1,2,3]	580,820	582,908
Renaissance Holdings Corp., First Lien, 2024-2 Term Loan, B 7.731% (1-Month Term SOFR + 400 basis points), 4/8/2030[1,2,3]	729,422	565,809
Rohm Holding GmbH, First Lien, Term Loan
7.149% (3-Month EURIBOR + 500 basis points), 1/31/2029[1]	501,861	571,202
9.454% (6-Month Term SOFR + 550 basis points), 1/31/2029[1]	494,960	489,876
Sophos Holdings LLC, First Lien, Dollar Term Loan 7.345% (1-Month Term SOFR + 350 basis points), 3/5/2027[1,2,3]	746,034	708,069
Summer BC Holdco B SARL, First Lien, Extended Term Loan, B 8.992% (3-Month Term SOFR + 500 basis points), 2/15/2029[1,3]	746,193	624,470
TCP Sunbelt Acquisition Co., First Lien, Initial Term Loan 7.916% (3-Month Term SOFR + 425 basis points), 10/24/2031[1,3]	738,750	738,750
team.Blue Finco SARL, First Lien, USD Additional Term Loan 6.982% (3-Month Term SOFR + 325 basis points), 7/12/2032[1,3]	742,500	717,441
Tega MC Australia Holdings Pty. Ltd., First Lien, Term Loan, B 6.974% (1-Month Term SOFR + 350 basis points), 3/25/2033[1,3]	700,000	704,816
TK Elevator Midco GmbH, First Lien, Term Loan, B1 6.704% (6-Month Term SOFR + 275 basis points), 4/30/2030[1,2,3]	493,781	496,334
Tory Burch LLC, First Lien, Initial Term Loan, B 7.731% (1-Month Term SOFR + 400 basis points), 4/30/2031[1,3]	700,000	701,897
Touchdown Acquirer, Inc., First Lien, Term Loan, B 6.323% (3-Month Term SOFR + 250 basis points), 2/21/2031[1,3]	738,773	735,848
UGI Energy Services LLC, First Lien, Refinancing Term Loan 5.731% (1-Month Term SOFR + 200 basis points), 2/22/2030[1,3]	450,243	451,369
UKG, Inc., First Lien, Initial Term Loan 6.073% (3-Month Term SOFR + 225 basis points), 2/10/2031[1,2,3]	725,565	697,587
VFH Parent LLC, First Lien, Term Loan, B2 6.144% (1-Month Term SOFR + 250 basis points), 6/23/2031[1,3]	750,000	750,705
Whatabrands LLC, First Lien, 2024-2 Refinancing Term Loan, B 6.231% (1-Month Term SOFR + 250 basis points), 8/3/2028[1,2,3]	720,318	721,406
Whatabrands LLC, Term Loan, B 6.967% (1-Month Term SOFR + 300 basis points), 8/1/2033[1,3]	725,000	726,813
White Cap Supply Holdings LLC, First Lien, Term Loan, C 6.981% (1-Month Term SOFR + 325 basis points), 10/19/2029[1,2,3]	746,203	746,307
Worthington Steel, Inc., First Lien, Initial Term Loan 7.731% (1-Month Term SOFR + 400 basis points), 6/1/2033[1,3]	650,000	653,331
Zelis Payments Buyer, Inc., First Lien, Term Loan, B2 6.481% (1-Month Term SOFR + 275 basis points), 9/28/2029[1,2,3]	733,125	720,563
TOTAL BANK LOANS
(Cost $69,842,366)		67,471,238

See accompanying Notes to Consolidated Financial Statements

7

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 75.3%
522 Funding CLO Ltd.
Series 2019-5A-ER 10.513% (3-Month Term SOFR + 676 basis points), 4/15/2035[2,3,5]	1,500,000	$1,329,892
Series 2020-6A-DR 7.164% (3-Month Term SOFR + 341 basis points), 10/23/2034[2,3,5]	1,250,000	1,243,642
Series 2020-6A-F 12.054% (3-Month Term SOFR + 830 basis points), 10/23/2034[2,3,5]	1,000,000	793,033
720 East CLO Ltd.
Series 2022-1A-SUB 0.00%, 1/20/2038[2,5,6]	4,000,000	2,651,750
Series 2023-2A-D1R 6.503% (3-Month Term SOFR + 275 basis points), 10/15/2038[2,3,5]	1,000,000	1,003,000
Series 2023-2A-ER 9.253% (3-Month Term SOFR + 550 basis points), 10/15/2038[2,3,5]	1,125,000	1,133,279
Series 2023-IA-DR 7.753% (3-Month Term SOFR + 400 basis points), 4/15/2038[2,3,5]	500,000	502,305
AIMCO CLO Ltd.
Series 2015-AA-FR4 10.930% (3-Month Term SOFR + 718 basis points), 10/17/2038[2,3,5]	1,000,000	971,920
Series 2018-AA-FR 11.000% (3-Month Term SOFR + 725 basis points), 10/17/2037[2,3,5]	1,000,000	981,154
Series 2020-11A-D2R2 7.950% (3-Month Term SOFR + 420 basis points), 7/17/2037[2,3,5]	1,000,000	996,131
Series 2026-27A-A1 4.821% (3-Month Term SOFR + 114 basis points), 4/20/2039[2,3,5]	1,500,000	1,497,374
Alinea CLO Ltd.
Series 2018-1A-DR 5.979% (3-Month Term SOFR + 225 basis points), 7/20/2031[2,3,5]	1,500,000	1,510,432
Apidos CLO Ltd.
Series 2017-28A-C1R 6.579% (3-Month Term SOFR + 285 basis points), 10/20/2038[2,3,5]	1,675,000	1,680,028
Series 2018-29A-D1R 6.910% (3-Month Term SOFR + 310 basis points), 7/25/2038[2,3,5]	1,500,000	1,505,310
Series 2023-44A-A1R 5.170% (3-Month Term SOFR + 136 basis points), 10/26/2037[2,3,5]	2,000,000	2,003,392
Series 2025-54A-A1 5.029% (3-Month Term SOFR + 130 basis points), 10/20/2038[2,3,5]	2,000,000	2,005,806
Ares CLO Ltd.
Series 2019-54A-ER2 9.753% (3-Month Term SOFR + 600 basis points), 7/15/2038[2,3,5]	1,000,000	978,578
Series 2025-76A-E 10.913% (3-Month Term SOFR + 716 basis points), 5/27/2038[2,3,5]	1,000,000	1,022,525
Series 2026-80A-E 9.503% (3-Month Term SOFR + 575 basis points), 5/5/2039[2,3,5]	750,000	753,117
Arini US CLO Ltd.
Series 1A-D 7.753% (3-Month Term SOFR + 400 basis points), 4/15/2038[2,3,5]	1,000,000	1,012,480
Series 5A-D 6.623% (3-Month Term SOFR + 295 basis points), 4/15/2039[2,3,5]	1,000,000	1,002,960
Series 5A-E 9.673% (3-Month Term SOFR + 600 basis points), 4/15/2039[2,3,5]	1,000,000	1,019,693
Series 7A-E 9.101% (3-Month Term SOFR + 535 basis points), 7/15/2039[2,3,5]	1,000,000	1,001,953
Series 8A-D 0.00%, 10/15/2039[2,5,6,7]	1,000,000	1,000,000
Series 8A-E 0.00%, 10/15/2039[2,5,6,7]	1,000,000	1,000,000
Bain Capital Credit CLO Ltd.
Series 2018-2A-DR 6.679% (3-Month Term SOFR + 295 basis points), 7/19/2031[2,3,5]	1,000,000	1,007,293
Series 2021-3A-D 7.137% (3-Month Term SOFR + 336 basis points), 7/24/2034[2,3,5]	1,000,000	976,837
Series 2023-1A-D1R 6.993% (3-Month Term SOFR + 320 basis points), 7/16/2038[2,3,5]	1,000,000	1,003,519
Series 2023-1A-D2R 7.743% (3-Month Term SOFR + 395 basis points), 7/16/2038[2,3,5]	1,000,000	994,700
Series 2024-2A-D2R 7.555% (3-Month Term SOFR + 379 basis points), 7/15/2039[2,3,5]	1,000,000	999,956
Ballyrock CLO Ltd.
Series 2019-2A-C1R3 6.510% (3-Month Term SOFR + 270 basis points), 10/25/2038[2,3,5]	1,000,000	1,003,015
Series 2019-2A-C2R3 7.760% (3-Month Term SOFR + 395 basis points), 10/25/2038[2,3,5]	1,000,000	994,456
Series 2020-14A-DR 9.579% (3-Month Term SOFR + 585 basis points), 7/20/2037[2,3,5]	1,000,000	991,507
Series 2021-17A-C1R 6.429% (3-Month Term SOFR + 270 basis points), 10/20/2038[2,3,5]	1,750,000	1,755,264
Series 2021-17A-C2R 7.679% (3-Month Term SOFR + 395 basis points), 10/20/2038[2,3,5]	1,000,000	994,427
Series 2021-17A-DR 9.829% (3-Month Term SOFR + 610 basis points), 10/20/2038[2,3,5]	1,000,000	986,874
Series 2023-24A-DR 9.753% (3-Month Term SOFR + 600 basis points), 7/15/2038[2,3,5]	1,750,000	1,767,293
Series 2024-22A-DR 9.375% (3-Month Term SOFR + 575 basis points), 7/15/2039[2,3,5]	1,000,000	992,030
Barings CLO Ltd.
Series 2023-1A-D1R 7.129% (3-Month Term SOFR + 340 basis points), 4/20/2038[2,3,5]	1,000,000	1,007,750

See accompanying Notes to Consolidated Financial Statements

8

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2023-4A-FR 11.149% (3-Month Term SOFR + 742 basis points), 1/20/2039[2,3,5]	1,000,000	$987,126
Series 2024-5A-D1 6.753% (3-Month Term SOFR + 300 basis points), 7/15/2038[2,3,5]	1,000,000	1,005,038
Series 2025-7A-D1 6.453% (3-Month Term SOFR + 270 basis points), 1/15/2038[2,3,5]	750,000	753,552
Series 2025-8A-E 8.753% (3-Month Term SOFR + 500 basis points), 1/15/2039[2,3,5]	1,000,000	1,001,265
Barings Euro CLO
Series 2015-1X-DRR 6.122% (3-Month EURIBOR + 365 basis points), 7/25/2035[2,3]	1,500,000	1,743,462
Battalion CLO Ltd.
Series 2016-10A-CR2 7.487% (3-Month Term SOFR + 371 basis points), 1/24/2035[2,3,5]	500,000	475,906
Series 2020-15A-A1RR 4.730% (3-Month Term SOFR + 98 basis points), 1/17/2033[2,3,5]	659,021	659,478
Benefit Street Partners CLO Ltd.
Series 2015-6BR-D1R 6.429% (3-Month Term SOFR + 270 basis points), 4/20/2038[2,3,5]	2,000,000	2,005,957
Series 2019-17A-D1R2 6.903% (3-Month Term SOFR + 315 basis points), 10/15/2037[2,3,5]	1,000,000	1,005,954
Series 2022-27A-D1R 6.879% (3-Month Term SOFR + 315 basis points), 10/20/2037[2,3,5]	1,000,000	1,003,942
Series 2024-36A-D1 6.760% (3-Month Term SOFR + 295 basis points), 1/25/2038[2,3,5]	1,500,000	1,504,443
BlueMountain CLO Ltd.
Series 2020-29A-D2R 8.322% (3-Month Term SOFR + 451 basis points), 7/25/2034[2,3,5]	1,000,000	983,710
Series 2020-30A-DR 7.053% (3-Month Term SOFR + 330 basis points), 4/15/2035[2,3,5]	1,250,000	1,240,117
Bryant Park Funding Ltd.
Series 2021-17RA-D1R 6.979% (3-Month Term SOFR + 325 basis points), 1/20/2038[2,3,5]	1,125,000	1,126,564
Series 2021-17RA-ER 10.659% (3-Month Term SOFR + 693 basis points), 1/20/2038[2,3,5]	1,000,000	958,064
Series 2023-20A-DR 7.153% (3-Month Term SOFR + 340 basis points), 4/15/2038[2,3,5]	1,000,000	1,001,809
Series 2023-21A-ER 8.979% (3-Month Term SOFR + 525 basis points), 10/18/2038[2,3,5]	1,000,000	1,004,879
Series 2024-22A-DR 6.560% (3-Month Term SOFR + 275 basis points), 3/31/2039[2,3,5]	1,000,000	1,003,038
Series 2024-22A-ER 9.710% (3-Month Term SOFR + 590 basis points), 3/31/2039[2,3,5]	1,250,000	1,262,862
Series 2024-23A-D2R 8.301% (3-Month Term SOFR + 465 basis points), 5/15/2037[2,3,5]	1,000,000	1,003,765
Series 2024-23A-ER 9.551% (3-Month Term SOFR + 590 basis points), 5/15/2037[2,3,5]	1,000,000	1,000,055
Carlyle US CLO Ltd.
Series 2019-4A-DR2 6.753% (3-Month Term SOFR + 300 basis points), 6/22/2039[2,3,5]	1,000,000	1,000,963
Series 2022-1A-DR 7.003% (3-Month Term SOFR + 325 basis points), 4/15/2035[2,3,5]	1,000,000	980,083
Series 2026-2A-D 6.813% (3-Month Term SOFR + 315 basis points), 4/20/2039[2,3,5]	1,000,000	1,005,309
Series 2026-2A-E 9.703% (3-Month Term SOFR + 604 basis points), 4/20/2039[2,3,5]	1,000,000	1,029,503
CBAM Ltd.
Series 2018-5A-D1R 6.750% (3-Month Term SOFR + 300 basis points), 10/17/2038[2,3,5]	2,000,000	2,002,461
CBAMR Ltd.
Series 2017-3A-ER2 9.807% (3-Month Term SOFR + 604 basis points), 7/17/2039[2,3,5]	1,500,000	1,515,452
Cedar Funding CLO Ltd.
Series 2014-4A-DR3 7.052% (3-Month Term SOFR + 330 basis points), 1/23/2038[2,3,5]	625,000	621,560
Series 2023-17A-D1R 6.779% (3-Month Term SOFR + 305 basis points), 7/20/2038[2,3,5]	1,500,000	1,505,300
CIFC Funding Ltd.
Series 2020-2A-D2R2 7.693% (3-Month Term SOFR + 390 basis points), 4/16/2039[2,3,5]	1,000,000	993,916
Series 2021-4A-AR 5.112% (3-Month Term SOFR + 136 basis points), 7/23/2037[2,3,5]	1,000,000	1,000,599
CreekSource Dunes Creek CLO Ltd.
Series 2024-1A-E 9.903% (3-Month Term SOFR + 615 basis points), 1/15/2038[2,3,5]	1,000,000	1,007,220
Dartry Park CLO DAC
Series 1X-CRR 5.838% (3-Month EURIBOR + 335 basis points), 1/28/2034[2,3]	1,750,000	2,028,041
Dryden CLO Ltd.
Series 2018-65A-D 7.091% (3-Month Term SOFR + 336 basis points), 7/18/2030[2,3,5]	750,000	752,857
Series 2019-68A-DR 7.365% (3-Month Term SOFR + 361 basis points), 7/15/2035[2,3,5]	1,000,000	987,587
Series 2019-80A-DR 6.850% (3-Month Term SOFR + 310 basis points), 1/17/2033[2,3,5]	1,275,000	1,269,947

See accompanying Notes to Consolidated Financial Statements

9

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2020-83A-D2R2 8.579% (3-Month Term SOFR + 485 basis points), 4/18/2037[2,3,5]	1,000,000	$994,283
Series 2020-86A-SUB 0.00%, 7/17/2034[2,5,6]	4,000,000	836,390
Series 2023-102A-D1R 6.653% (3-Month Term SOFR + 290 basis points), 10/15/2038[2,3,5]	1,000,000	1,002,994
Series 2024-119A-D1R 6.453% (3-Month Term SOFR + 270 basis points), 7/15/2039[2,3,5]	1,000,000	1,003,045
Series 2025-120A-D2 6.603% (3-Month Term SOFR + 285 basis points), 1/15/2039[2,3,5]	1,000,000	1,003,010
Series 2025-120A-D3 7.903% (3-Month Term SOFR + 415 basis points), 1/15/2039[2,3,5]	1,000,000	989,772
Series 2025-120A-E 9.203% (3-Month Term SOFR + 545 basis points), 1/15/2039[2,3,5]	1,500,000	1,497,384
Series 2026-114A-E 10.229% (3-Month Term SOFR + 650 basis points), 4/20/2039[2,3,5]	1,000,000	1,022,926
Dryden Euro CLO DAC
Series 2021-103X-B2R 5.150% , 1/19/2038[2]	2,600,000	3,014,180
Series 2024-124X-B2 5.100% , 12/20/2037[2]	2,500,000	2,895,654
Dryden Senior Loan Fund
Series 2013-30A-FR 11.163% (3-Month Term SOFR + 751 basis points), 11/15/2028[2,3,5]	795,517	416,533
Series 2017-49A-DR 7.391% (3-Month Term SOFR + 366 basis points), 7/18/2030[2,3,5]	1,000,000	1,008,485
Eaton Vance CLO Ltd.
Series 2013-1A-D1R4 6.753% (3-Month Term SOFR + 300 basis points), 10/15/2038[2,3,5]	1,750,000	1,757,224
Series 2020-2A-ER2 10.253% (3-Month Term SOFR + 650 basis points), 10/15/2037[2,3,5]	1,000,000	961,515
Elmwood CLO Ltd.
Series 2019-2A-FRR 11.549% (3-Month Term SOFR + 782 basis points), 10/20/2037[2,3,5]	2,000,000	1,902,116
Series 2019-3A-A1RR 5.109% (3-Month Term SOFR + 138 basis points), 7/18/2037[2,3,5]	500,000	501,025
Series 2020-3A-AR3 4.929% (3-Month Term SOFR + 120 basis points), 7/18/2037[2,3,5]	3,000,000	3,001,405
Series 2021-2A-D1R 6.379% (3-Month Term SOFR + 265 basis points), 4/20/2038[2,3,5]	2,000,000	2,005,961
Series 2021-3A-DR2 6.779% (3-Month Term SOFR + 305 basis points), 7/20/2038[2,3,5]	3,000,000	3,015,587
Series 2021-3A-ER2 9.679% (3-Month Term SOFR + 595 basis points), 7/20/2038[2,3,5]	1,500,000	1,516,191
Series 2021-5A-D1R 6.853% (3-Month Term SOFR + 310 basis points), 10/15/2037[2,3,5]	1,500,000	1,507,423
Series 2021-5A-FR 12.503% (3-Month Term SOFR + 875 basis points), 10/15/2037[2,3,5]	1,177,000	1,029,209
Series 2022-1A-FR 11.739% (3-Month Term SOFR + 801 basis points), 10/20/2038[2,3,5]	2,250,000	2,158,814
Series 2022-3A-FR 11.729% (3-Month Term SOFR + 800 basis points), 4/20/2037[2,3,5]	1,100,000	962,713
Series 2022-6A-ER2 8.900% (3-Month Term SOFR + 515 basis points), 10/17/2038[2,3,5]	1,000,000	1,010,183
Series 2022-7A-FR2 10.979% (3-Month Term SOFR + 725 basis points), 1/20/2039[2,3,5]	1,000,000	948,134
Series 2023-1A-D2R 7.700% (3-Month Term SOFR + 395 basis points), 4/17/2038[2,3,5]	750,000	740,517
Series 2023-2A-D1R2 6.331% (3-Month Term SOFR + 265 basis points), 7/16/2039[2,3,5]	1,000,000	1,002,953
Series 2025-3A-F 11.500% (3-Month Term SOFR + 775 basis points), 3/22/2038[2,3,5]	1,500,000	1,479,235
Empower CLO Ltd.
Series 2022-1A-D1R 6.729% (3-Month Term SOFR + 300 basis points), 10/20/2037[2,3,5]	1,500,000	1,505,927
Series 2023-1A-D1R 7.660% (3-Month Term SOFR + 385 basis points), 4/25/2038[2,3,5]	1,500,000	1,511,524
Series 2023-1A-ER 11.150% (3-Month Term SOFR + 734 basis points), 4/25/2038[2,3,5]	1,250,000	1,258,491
Series 2023-3A-D1R 6.579% (3-Month Term SOFR + 285 basis points), 1/20/2039[2,3,5]	1,000,000	1,003,016
Series 2023-3A-D2R 7.679% (3-Month Term SOFR + 395 basis points), 1/20/2039[2,3,5]	1,000,000	993,438
Series 2023-3A-ER 9.379% (3-Month Term SOFR + 565 basis points), 1/20/2039[2,3,5]	1,000,000	951,506
Series 2024-1A-D1R 7.210% (3-Month Term SOFR + 340 basis points), 4/25/2037[2,3,5]	1,000,000	1,003,842
Series 2024-1A-E 10.310% (3-Month Term SOFR + 650 basis points), 4/25/2037[2,3,5]	1,500,000	1,440,828
Series 2025-1A-D2 8.229% (3-Month Term SOFR + 450 basis points), 7/20/2038[2,3,5]	1,000,000	989,587
Flatiron CLO Ltd.
Series 2017-1A-SUB 0.00%, 5/15/2030[2,5,6]	5,425,000	543
Series 2020-1A-ER2 8.892% (3-Month Term SOFR + 525 basis points), 11/20/2038[2,3,5]	1,500,000	1,479,023
Galaxy CLO Ltd.
Series 2023-32A-ER 9.579% (3-Month Term SOFR + 585 basis points), 1/20/2039[2,3,5]	1,000,000	1,015,515

See accompanying Notes to Consolidated Financial Statements

10

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Golub Capital CLO Ltd.
Series 2026-88A-D1 6.830% (3-Month Term SOFR + 315 basis points), 4/17/2039[2,3,5]	1,000,000	$1,002,899
Series 2026-88A-D2 8.430% (3-Month Term SOFR + 475 basis points), 4/17/2039[2,3,5]	1,000,000	1,000,933
Series 2026-88A-E 9.710% (3-Month Term SOFR + 603 basis points), 4/17/2039[2,3,5]	1,000,000	1,020,818
Grippen Park CLO Ltd.
Series 2017-1A-SUB 0.00%, 1/20/2030[2,5,6]	4,000,000	–
Highbridge Loan Management Ltd.
Series 12A-18-SUB 0.00%, 7/18/2031[2,5,6]	3,500,000	7,000
Series 5A-2015-DR3 6.753% (3-Month Term SOFR + 300 basis points), 10/15/2030[2,3,5]	1,250,000	1,254,607
Invesco US CLO Ltd.
Series 2023-2A-ER 11.614% (3-Month Term SOFR + 788 basis points), 4/21/2038[2,3,5]	1,000,000	997,489
Series 2023-4A-ER 9.479% (3-Month Term SOFR + 575 basis points), 1/18/2039[2,3,5]	1,500,000	1,470,510
Series 2025-1A-D 6.853% (3-Month Term SOFR + 310 basis points), 7/15/2038[2,3,5]	1,600,000	1,606,522
Series 2025-2A-D 6.753% (3-Month Term SOFR + 300 basis points), 7/15/2038[2,3,5]	1,500,000	1,504,199
Series 2025-3A-D2 7.553% (3-Month Term SOFR + 380 basis points), 10/15/2038[2,3,5]	500,000	492,645
Series 2026-1A-D1A 6.881% (3-Month Term SOFR + 320 basis points), 4/15/2039[2,3,5]	1,000,000	1,005,310
KKR CLO Ltd.
Series 23-AR2 4.779% (3-Month Term SOFR + 105 basis points), 4/20/2036[2,3,5]	1,344,202	1,344,855
KKR Financial CLO Ltd.
Series 2013-1A-D1R3 7.003% (3-Month Term SOFR + 325 basis points), 10/15/2038[2,3,5]	1,000,000	1,008,069
Series 2013-1A-D2R3 8.253% (3-Month Term SOFR + 450 basis points), 10/15/2038[2,3,5]	1,000,000	989,335
Magnetite Ltd.
Series 2020-26A-D1R2 6.310% (3-Month Term SOFR + 250 basis points), 1/25/2038[2,3,5]	1,250,000	1,253,721
Series 2020-27A-D1RR 6.379% (3-Month Term SOFR + 265 basis points), 10/20/2038[2,3,5]	1,000,000	1,003,010
Series 2020-28A-D1RR 6.453% (3-Month Term SOFR + 270 basis points), 1/15/2038[2,3,5]	1,000,000	1,002,956
Series 2021-29A-AR 5.103% (3-Month Term SOFR + 135 basis points), 7/15/2037[2,3,5]	2,000,000	2,003,290
Series 2025-45A-A1 4.903% (3-Month Term SOFR + 115 basis points), 4/15/2038[2,3,5]	2,000,000	1,997,597
Menlo CLO Ltd.
Series 2024-1A-A1 5.149% (3-Month Term SOFR + 142 basis points), 1/20/2038[2,3,5]	1,500,000	1,504,516
Series 2024-1A-D1 6.979% (3-Month Term SOFR + 325 basis points), 1/20/2038[2,3,5]	1,375,000	1,384,769
Series 2025-2A-D1 7.029% (3-Month Term SOFR + 330 basis points), 4/20/2038[2,3,5]	1,500,000	1,514,851
Series 2025-3A-D 6.793% (3-Month Term SOFR + 300 basis points), 10/16/2038[2,3,5]	1,000,000	1,003,560
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 9.812% (3-Month Term SOFR + 606 basis points), 10/23/2037[2,3,5]	1,000,000	953,355
Series 2021-1A-SUB 0.00%, 10/23/2037[2,5,6]	5,060,500	1,570,989
Series 2022-18A-D1R 6.829% (3-Month Term SOFR + 310 basis points), 10/20/2037[2,3,5]	1,000,000	995,263
Series 2022-18A-ER 9.879% (3-Month Term SOFR + 615 basis points), 10/20/2037[2,3,5]	1,500,000	1,399,819
Series 2023-19A-D1R 6.753% (3-Month Term SOFR + 300 basis points), 7/15/2038[2,3,5]	1,000,000	999,970
Series 2023-19A-D2R 8.253% (3-Month Term SOFR + 450 basis points), 7/15/2038[2,3,5]	1,000,000	981,302
Series 2023-20A-E 11.379% (3-Month Term SOFR + 765 basis points), 1/20/2037[2,3,5]	1,000,000	985,044
Mountain View CLO Ltd.
Series 2019-1A-DR 7.955% (3-Month Term SOFR + 420 basis points), 10/15/2034[2,3,5]	750,000	728,511
Neuberger Berman CLO Ltd.
Series 2019-32RA-D1 6.679% (3-Month Term SOFR + 295 basis points), 7/20/2039[2,3,5]	2,000,000	2,005,968
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-D2R 8.253% (3-Month Term SOFR + 450 basis points), 7/15/2038[2,3,5]	1,000,000	983,557
Series 2018-27A-ER 10.503% (3-Month Term SOFR + 675 basis points), 7/15/2038[2,3,5]	1,175,000	1,168,580
Series 2019-33A-D2R2 7.943% (3-Month Term SOFR + 415 basis points), 4/16/2039[2,3,5]	1,000,000	988,637
Series 2020-36RA-A 4.999% (3-Month Term SOFR + 127 basis points), 7/20/2039[2,3,5]	1,500,000	1,502,549

See accompanying Notes to Consolidated Financial Statements

11

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2021-41A-DR 6.553% (3-Month Term SOFR + 280 basis points), 4/15/2034[2,3,5]	1,000,000	$1,000,657
New Mountain CLO Ltd.
Series CLO-1A-DRR 6.603% (3-Month Term SOFR + 285 basis points), 1/15/2038[2,3,5]	1,500,000	1,504,426
Series CLO-9A-D1 6.520% (3-Month Term SOFR + 280 basis points), 4/22/2039[2,3,5]	1,000,000	1,002,798
Series CLO-9A-E 9.020% (3-Month Term SOFR + 530 basis points), 4/22/2039[2,3,5]	1,000,000	1,007,141
Oaktree CLO Ltd.
Series 2019-4A-AR3 4.959% (3-Month Term SOFR + 123 basis points), 7/20/2037[2,3,5]	1,500,000	1,500,706
Series 2022-1A-DR 6.853% (3-Month Term SOFR + 310 basis points), 7/15/2038[2,3,5]	1,000,000	1,001,240
Series 2023-2A-A1R 5.079% (3-Month Term SOFR + 135 basis points), 7/20/2038[2,3,5]	2,000,000	2,004,612
Series 2023-2A-D1R 6.779% (3-Month Term SOFR + 305 basis points), 7/20/2038[2,3,5]	1,500,000	1,504,490
Series 2023-2A-ER 9.729% (3-Month Term SOFR + 600 basis points), 7/20/2038[2,3,5]	1,000,000	1,010,635
OCP CLO Ltd.
Series 2014-5A-CR 6.972% (3-Month Term SOFR + 316 basis points), 4/26/2031[2,3,5]	2,050,000	2,064,881
Series 2021-22A-D1R 6.729% (3-Month Term SOFR + 300 basis points), 10/20/2037[2,3,5]	1,500,000	1,505,166
Series 2022-25A-AR2 4.939% (3-Month Term SOFR + 121 basis points), 7/22/2039[2,3,5]	1,750,000	1,752,129
OCP Euro DAC
Series 2025-12A-B2 4.700% , 1/20/2038[2,5]	1,000,000	1,158,048
Octagon Investment Partners Ltd.
Series 2019-1A-D1R 6.603% (3-Month Term SOFR + 285 basis points), 10/15/2038[2,3,5]	800,000	802,397
Octagon Ltd.
Series 2021-1A-D 7.115% (3-Month Term SOFR + 336 basis points), 10/15/2034[2,3,5]	1,000,000	993,129
Series 2022-1A-D 7.351% (3-Month Term SOFR + 370 basis points), 5/15/2035[2,3,5]	1,000,000	991,231
Series 2023-1A-D1R 6.479% (3-Month Term SOFR + 275 basis points), 10/20/2038[2,3,5]	1,000,000	1,003,006
Series 2023-1A-ER 9.479% (3-Month Term SOFR + 575 basis points), 10/20/2038[2,3,5]	1,000,000	989,543
OHA Credit Funding Ltd.
Series 2021-8A-D1R 6.379% (3-Month Term SOFR + 265 basis points), 1/20/2038[2,3,5]	2,000,000	1,991,096
OHA Credit Partners Ltd.
Series 2015-12A-D1R3 6.453% (3-Month Term SOFR + 265 basis points), 7/23/2039[2,3,5]	1,000,000	1,003,050
OZLM Ltd.
Series 2014-6A-CT 6.650% (3-Month Term SOFR + 290 basis points), 4/17/2031[2,3,5]	1,750,000	1,764,975
Series 2014-6A-DS 10.061% (3-Month Term SOFR + 631 basis points), 4/17/2031[2,3,5]	1,500,000	1,435,533
Post CLO Ltd.
Series 2018-1X-FR 13.793% (3-Month Term SOFR + 1000 basis points), 10/16/2037[2,3]	1,500,000	1,418,514
Series 2022-1A-DR 6.829% (3-Month Term SOFR + 310 basis points), 4/20/2035[2,3,5]	1,000,000	990,826
Series 2023-1A-D1R 6.579% (3-Month Term SOFR + 285 basis points), 10/20/2038[2,3,5]	1,500,000	1,504,503
Series 2023-1A-ER 9.229% (3-Month Term SOFR + 550 basis points), 10/20/2038[2,3,5]	2,000,000	2,014,739
Series 2024-1A-A1R 4.999% (3-Month Term SOFR + 127 basis points), 3/30/2039[2,3,5]	2,000,000	2,002,948
Series 2024-1A-ER 9.479% (3-Month Term SOFR + 575 basis points), 3/30/2039[2,3,5]	1,000,000	1,001,278
Series 2024-2A-A1 5.149% (3-Month Term SOFR + 142 basis points), 1/20/2038[2,3,5]	2,000,000	2,006,021
Series 2025-1A-D2 7.629% (3-Month Term SOFR + 390 basis points), 1/20/2039[2,3,5]	900,000	890,935
Series 2025-1A-E 9.129% (3-Month Term SOFR + 540 basis points), 1/20/2039[2,3,5]	1,000,000	1,010,262
Series 2026-1A-D2 8.208% (3-Month Term SOFR + 430 basis points), 7/20/2039[2,3,5]	1,000,000	991,628
Series 2026-1A-E 9.158% (3-Month Term SOFR + 525 basis points), 7/20/2039[2,3,5]	1,125,000	1,122,250
Recette CLO Ltd.
Series 2015-1A-FRR 12.461% (3-Month Term SOFR + 873 basis points), 4/20/2034[2,3,5]	1,750,000	1,002,191
Series 2015-1A-YRR 0.100% , 4/20/2034[2,5]	1,000,000	23,716
Regatta Funding Ltd.
Series 2016-1A-A1R3 4.747% (3-Month Term SOFR + 107 basis points), 6/20/2034[2,3,5]	1,500,000	1,500,926
Series 2016-1A-ER3 10.077% (3-Month Term SOFR + 640 basis points), 6/20/2034[2,3,5]	1,250,000	1,159,633

See accompanying Notes to Consolidated Financial Statements

12

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2017-1A-D2R 8.750% (3-Month Term SOFR + 500 basis points), 4/17/2037[2,3,5]	500,000	$490,754
Series 2017-3A-AR2 5.053% (3-Month Term SOFR + 123 basis points), 7/17/2037[2,3,5]	2,000,000	2,000,000
Series 2019-1A-SUB 0.00%, 10/15/2032[2,5,6]	15,000,000	4,889,917
Series 2019-2A-ER2 9.403% (3-Month Term SOFR + 565 basis points), 4/15/2039[2,3,5]	1,000,000	966,174
Series 2020-1A-SUB 0.00%, 10/15/2037[2,5,6]	15,000,000	6,868,082
Series 2021-5A-D2R 7.729% (3-Month Term SOFR + 400 basis points), 1/20/2038[2,3,5]	1,000,000	982,097
Series 2023-2A-D2R 6.860% (3-Month Term SOFR + 305 basis points), 1/25/2039[2,3,5]	1,000,000	988,755
Series 2023-2A-D3R 8.060% (3-Month Term SOFR + 425 basis points), 1/25/2039[2,3,5]	1,500,000	1,469,890
Riserva CLO Ltd.
Series 2016-3A-FRR 12.501% (3-Month Term SOFR + 877 basis points), 1/18/2034[2,3,5]	625,000	308,033
RR Ltd.
Series 2020-8A-C2R2 7.753% (3-Month Term SOFR + 400 basis points), 1/15/2039[2,3,5]	1,000,000	986,280
Series 2022-21A-DR 9.603% (3-Month Term SOFR + 585 basis points), 7/15/2039[2,3,5]	1,000,000	991,580
Series 2022-23A-SUB 0.00%, 10/15/2123[2,5,6]	20,000,000	9,575,124
Series 2024-36RA-C1R 6.503% (3-Month Term SOFR + 275 basis points), 1/15/2040[2,3,5]	2,250,000	2,256,648
Sculptor CLO Ltd.
Series 29A-D2R 8.083% (3-Month Term SOFR + 435 basis points), 7/22/2038[2,3,5]	1,000,000	989,831
Series 30A-ER 10.549% (3-Month Term SOFR + 682 basis points), 7/20/2038[2,3,5]	1,000,000	942,791
Series 32A-D1R 6.946% (3-Month Term SOFR + 325 basis points), 4/30/2039[2,3,5]	1,000,000	1,000,880
Shackleton CLO Ltd.
Series 2013-4RA-C 6.894% (3-Month Term SOFR + 313 basis points), 4/13/2031[2,3,5]	1,000,000	1,007,322
Series 2019-14A-DRR 6.729% (3-Month Term SOFR + 300 basis points), 7/20/2034[2,3,5]	750,000	750,091
Series 2019-14A-ERR 9.629% (3-Month Term SOFR + 590 basis points), 7/20/2034[2,3,5]	1,500,000	1,423,131
Signal Peak CLO Ltd.
Series 2017-4A-BR2 5.460% (3-Month Term SOFR + 165 basis points), 10/26/2034[2,3,5]	1,000,000	1,001,498
Series 2017-4A-SUB 0.00%, 10/26/2034[2,5,6]	5,121,212	222,643
Series 2018-5A-D1R2 7.810% (3-Month Term SOFR + 400 basis points), 4/25/2037[2,3,5]	1,500,000	1,492,956
Silver Point CLO Ltd.
Series 2023-2A-D1R 6.879% (3-Month Term SOFR + 315 basis points), 4/20/2038[2,3,5]	1,500,000	1,485,328
Series 2025-12A-A1 5.063% (3-Month Term SOFR + 131 basis points), 10/15/2038[2,3,5]	2,000,000	2,003,759
Series 2025-9A-A1 5.273% (3-Month Term SOFR + 152 basis points), 3/31/2038[2,3,5]	2,000,000	2,008,206
Sixth Street CLO Ltd.
Series 2016-6A-D2R3 8.247% (3-Month Term SOFR + 450 basis points), 7/1/2039[2,3,5]	1,000,000	994,661
Series 2023-22A-D1R 6.384% (3-Month Term SOFR + 265 basis points), 4/21/2038[2,3,5]	2,325,000	2,331,930
Series 2024-26A-SUB 0.00%, 10/18/2037[2,5,6]	13,000,000	6,919,966
Sound Point CLO Ltd.
Series 2018-2A-D 7.072% (3-Month Term SOFR + 326 basis points), 7/26/2031[2,3,5]	1,000,000	1,006,080
Series 2019-3A-DR 7.572% (3-Month Term SOFR + 376 basis points), 10/25/2034[2,3,5]	1,000,000	954,573
Thayer Park CLO Ltd.
Series 2017-1A-ER 12.861% (3-Month Term SOFR + 913 basis points), 4/20/2034[2,3,5]	1,000,000	281,537
Trestles CLO Ltd.
Series 2018-2A-A1RR 4.851% (3-Month Term SOFR + 125 basis points), 7/15/2039[2,3,5]	1,950,000	1,952,766
Series 2021-5A-A1R2 4.905% (3-Month Term SOFR + 124 basis points), 7/20/2039[2,3,5]	1,500,000	1,500,751
Series 2021-5A-ER2 8.915% (3-Month Term SOFR + 525 basis points), 7/20/2039[2,3,5]	1,000,000	997,984
Series 2023-6A-A1R 4.990% (3-Month Term SOFR + 118 basis points), 4/25/2038[2,3,5]	1,000,000	1,000,317
Trinitas CLO Ltd.
Series 2023-23A-D1R 6.629% (3-Month Term SOFR + 290 basis points), 10/20/2038[2,3,5]	1,000,000	1,003,000
Series 2025-34A-D1 7.733% (3-Month Term SOFR + 400 basis points), 4/22/2038[2,3,5]	1,500,000	1,519,356
Series 2025-34A-E 10.893% (3-Month Term SOFR + 716 basis points), 4/22/2038[2,3,5]	750,000	762,553

See accompanying Notes to Consolidated Financial Statements

13

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Verdelite Static CLO Ltd.
Series 2024-1A-D 6.579% (3-Month Term SOFR + 285 basis points), 7/20/2032[2,3,5]	1,000,000	$1,004,502
Voya CLO Ltd.
Series 2013-1A-CR 6.965% (3-Month Term SOFR + 321 basis points), 10/15/2030[2,3,5]	500,000	502,948
Series 2017-3A-CRR 6.829% (3-Month Term SOFR + 310 basis points), 4/20/2034[2,3,5]	2,250,000	2,244,938
Series 2019-1A-D1RR 6.803% (3-Month Term SOFR + 305 basis points), 10/15/2037[2,3,5]	1,000,000	1,005,967
Series 2020-2A-D2RR 7.729% (3-Month Term SOFR + 400 basis points), 1/20/2038[2,3,5]	1,000,000	987,774
Series 2020-3A-ARR 4.984% (3-Month Term SOFR + 125 basis points), 1/20/2038[2,3,5]	1,500,000	1,501,994
Series 2020-3A-D1RR 6.434% (3-Month Term SOFR + 270 basis points), 1/20/2038[2,3,5]	1,000,000	1,002,962
Series 2020-3A-D2RR 7.584% (3-Month Term SOFR + 385 basis points), 1/20/2038[2,3,5]	1,000,000	993,904
Series 2021-1A-INC 0.00%, 7/15/2034[2,5,6]	9,100,000	3,316,024
Series 2022-4A-ER 10.429% (3-Month Term SOFR + 670 basis points), 4/20/2037[2,3,5]	250,000	252,398
Series 2024-1A-A1AR 4.982% (3-Month Term SOFR + 122 basis points), 7/15/2039[2,3,5]	2,000,000	2,000,996
Voya Euro CLO DAC
Series 1A-B2R 5.150% , 10/15/2037[2,5]	2,000,000	2,318,778
Series 9X-B1 4.381% (3-Month EURIBOR + 195 basis points), 10/15/2038[2,3]	1,875,000	2,169,659
Wellington Management CLO Ltd.
Series 2024-2A-ER 10.159% (3-Month Term SOFR + 643 basis points), 4/20/2039[2,3,5]	750,000	760,833
Series 2024-3A-D1R 6.623% (3-Month Term SOFR + 280 basis points), 7/31/2039[2,3,5]	1,250,000	1,250,000
Whitebox CLO Ltd.
Series 2019-1A-D2R3 7.525% (3-Month Term SOFR + 375 basis points), 1/24/2037[2,3,5]	1,000,000	999,009
Series 2023-4A-A1R2 5.006% (3-Month Term SOFR + 125 basis points), 7/20/2039[2,3,5]	1,500,000	1,502,240
Series 2023-4A-D1R2 6.306% (3-Month Term SOFR + 255 basis points), 7/20/2039[2,3,5]	1,000,000	1,003,022
Series 2023-4A-ER2 8.906% (3-Month Term SOFR + 515 basis points), 7/20/2039[2,3,5]	1,250,000	1,251,181
Series 2023-4A-SUB 0.00%, 7/20/2039[2,5,6]	4,000,000	1,820,134
Wind River CLO Ltd.
Series 2014-2A-DR 6.915% (3-Month Term SOFR + 316 basis points), 1/15/2031[2,3,5]	818,326	824,186
Series 2014-3A-DR2 7.395% (3-Month Term SOFR + 366 basis points), 10/22/2031[2,3,5]	750,000	756,349
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $345,589,031)		328,909,866

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
DBUBS Mortgage Trust
Series 2011-LC3A-PM2, 5.098% , 5/10/2044[2,5,6]	203,000	3,197
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A, 2.954% , 11/5/2034[2,5]	3,775,407	3,507,364
WFLD Mortgage Trust
Series 2014-MONT-D, 3.755% , 8/10/2031[2,5,6]	500,000	431,406
Worldwide Plaza Trust
Series 2017-WWP-F, 3.715% , 11/10/2036[5,6]	750,000	3,776
XRL ALC LLC
Series 2025-OZK-B1, 13.500% , 7/15/2028[5]	2,500,000	2,486,444
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,995,853)		6,432,187

See accompanying Notes to Consolidated Financial Statements

14

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
CONVERTIBLE BONDS —0.1%
SOFTWARE — 0.1%
Zscaler, Inc. 4.385%, 7/15/2028[5,8]	600,000	$557,870

TOTAL CONVERTIBLE BONDS
(Cost $556,933)		557,870
CORPORATE BONDS —5.4%
BUILDING PRODUCTS — 0.2%
Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031[2,5]	750,000	785,861

COMMERCIAL SERVICES & SUPPLIES — 0.4%
APCOA GmbH 6.000%, 4/15/2031[2,9]	1,000,000	1,160,256
VM Consolidated, Inc. 5.500%, 4/15/2029[2,5]	729,000	682,191
		1,842,447
CONTAINERS & PACKAGING — 0.4%
CANPACK Group, Inc. / CANPACK SA 6.000%, 5/15/2031[2,5]	370,000	368,236
Graphic Packaging International LLC 3.750%, 2/1/2030[2,5]	1,275,000	1,189,382
		1,557,618
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Altice France SA 9.500%, 11/1/2029[2,5]	625,000	634,142
Virgin Media Finance plc 5.000%, 7/15/2030[2,5]	450,000	277,450
		911,592
ELECTRIC UTILITIES — 0.2%
Alpha Generation LLC 6.750%, 10/15/2032[2,5]	1,000,000	1,009,328

ENERGY EQUIPMENT & SERVICES — 0.3%
Star Holding LLC 8.750%, 8/1/2031[2,5]	1,200,000	1,226,988

GROUND TRANSPORTATION — 0.4%
BCP V Modular Services Finance plc 6.750%, 11/30/2029[2,9]	600,000	447,482
Carriage Purchaser, Inc. 7.875%, 10/15/2029[2,5]	625,000	618,411
PODS LLC 8.750%, 5/15/2031[2,5]	700,000	668,470
		1,734,363

See accompanying Notes to Consolidated Financial Statements

15

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
CORPORATE BONDS (Continued)
HEALTH CARE PROVIDERS & SERVICES — 0.1%
HAH Group Holding Co. LLC 9.750%, 10/1/2031[2,5]	732,000	$664,843

HOTELS, RESTAURANTS & LEISURE — 0.4%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625%, 1/15/2029[2,5]	700,000	681,009
Penn Entertainment, Inc. 6.750%, 4/1/2031[2,5]	950,000	953,851
		1,634,860
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantica Sustainable Infrastructure plc 4.125%, 6/15/2028[2,5]	879,000	866,049
Talen Energy Supply LLC 6.375%, 5/1/2033[2,5]	900,000	886,748
		1,752,797
INSURANCE — 0.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250%, 10/15/2027[2,5]	275,000	272,042
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC 8.125%, 2/15/2032[2,5]	550,000	511,774
		783,816
IT SERVICES — 0.7%
Ahead DB Holdings LLC 6.625%, 5/1/2028[2,5]	600,000	602,554
Everforth, Inc. 4.625%, 5/15/2028[2,5]	725,000	692,683
Gartner, Inc. 3.625%, 6/15/2029[2,5]	470,000	443,208
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 3/1/2029[2,5]	1,000,000	936,387
Virtusa Corp. 7.125%, 12/15/2028[2,5]	700,000	573,185
		3,248,017
MACHINERY — 0.1%
CTEC II GmbH 5.250%, 2/15/2030[2,9]	413,000	460,030

OIL, GAS & CONSUMABLE FUELS — 0.3%
NGL Energy Operating LLC / NGL Energy Finance Corp. 8.125%, 2/15/2029[2,5]	1,000,000	1,025,468
Northriver Midstream Finance LP 6.750%, 7/15/2032[2,5]	425,000	428,726
		1,454,194

See accompanying Notes to Consolidated Financial Statements

16

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Principal Amount	Value
CORPORATE BONDS (Continued)
PHARMACEUTICALS — 0.2%
LSF12 Pillar Investments US, Inc. 5.750%, 5/15/2033[2,9]	650,000	$744,336

PROFESSIONAL SERVICES — 0.4%
CoreLogic, Inc. 12.000%, 2/1/2032[2,5]	875,000	820,853
House of HR Group BV 9.000%, 11/3/2029[2,9]	725,000	742,308
		1,563,161
SOFTWARE — 0.5%
Crowdstrike Holdings, Inc. 3.000%, 2/15/2029[2]	350,000	332,791
McAfee Corp. 7.375%, 2/15/2030[2,5]	600,000	509,271
UKG, Inc. 6.875%, 2/1/2031[2,5]	625,000	612,677
Workday, Inc. 3.800%, 4/1/2032[2]	850,000	787,424
		2,242,163
TOTAL CORPORATE BONDS
(Cost $24,128,403)		23,616,414

	Number of Shares
COMMON STOCKS —0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0%†
Correct Care Solutions	1,100	16,689
Correct Care Solutions	395	247
Wellpath Recovery Solutions	106	2,402
		19,338
HOTELS, RESTAURANTS & LEISURE — 0.1%
Aimbridge Acquisition Co., Inc.	6,465	262,909

TOTAL COMMON STOCKS
(Cost $434,556)		282,247

EXCHANGE TRADED FUNDS —0.4%
Palmer Square CLO Senior Debt ETF [10]	39,106	805,545
Palmer Square Credit Opportunities ETF [10]	53,914	1,117,098
		1,922,643
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,913,299)		1,922,643

See accompanying Notes to Consolidated Financial Statements

17

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 10.6%
Money Market Funds — 10.6%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 3.59%[11]	36,435,197	$36,435,197
JPMorgan 100% U.S. Treasury Securities Money Market Fund 3.36%[11]	9,818,826	9,818,826
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,254,023)		46,254,023
TOTAL INVESTMENTS — 108.8%
(Cost $495,714,464)		475,446,488
Liabilities in Excess of Other Assets — (8.8)%		(38,298,030)
TOTAL NET ASSETS — 100.0%		$437,148,458

	Principal Amount
SECURITIES SOLD SHORT — (0.2)%
CORPORATE BONDS —(0.2)%
MEDIA — (0.2)%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.400%, 4/1/2033[2]	(750,000)	(672,806)

TOTAL CORPORATE BONDS
(Proceeds$(673,508))		(672,806)
TOTAL SECURITIES SOLD SHORT — (0.2)%
(Proceeds$(673,508))		(672,806)

Abbreviations:

EUR	Euro
ETF	Exchange-Traded Fund
SOFR	Secured Overnight Financing Rate

†	Rounds to less than 0.1% of net assets.
[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	All or a portion of the loan is unfunded.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $341,572,200 which represents 78.15% of total net assets of the Fund.

See accompanying Notes to Consolidated Financial Statements

18

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2026

[6]	Variable rate security.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Convertible security.
[9]	Foreign security denominated in U.S. Dollars.
[10]	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
[11]	The rate is the annualized seven-day yield at period end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2026	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	10/8/2026	$(22,100,000)	$(25,303,248)	$(25,552,053)	$(248,806)
Euro	JP Morgan	EUR per USD	3/19/2027	(1,875,000)	(2,269,886)	(2,182,153)	87,734
					(27,573,134)	(27,734,206)	(161,072)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(27,573,134)	$(27,734,206)	$(161,072)

See accompanying Notes to Consolidated Financial Statements

19

Palmer Square Opportunistic Income Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of July 31, 2026

Security Type/Sector	Percent of Total Net Assets
Bonds
Corporate Bonds	5.4%
Commercial Mortgage-Backed Securities	1.5%
Convertible Bonds	0.1%
Total Bonds	7.0%
Collateralized Loan Obligations	75.3%
Bank Loans	15.4%
Exchange Traded Funds	0.4%
Common Stocks	0.1%
Short term Investment	10.6%
Total Investments	108.8%
Other Assets in Excess of Liabilities	(8.8)%
Total Net assets	100.0%

See accompanying Notes to Consolidated Financial Statements

20

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of July 31, 2026

Palmer Square Opportunistic Income Fund
Assets:
Investments in unaffiliated issuers, at value*	$473,523,845
Investments in affiliated issuers, at value*	1,922,643
Foreign currency, at value (proceeds $5,740,354)	5,808,989
Cash	7,509
Cash held by broker for securities sold short	2,618,772
Collateral held at custodian for forward contracts	3,219,023
Receivables:
Investment securities sold	718,526
Fund shares sold	15,990
Interest	1,983,765
Unrealized appreciation on forward foreign currency exchange contracts	87,734
Prepaid commitment fees	131,127
Prepaid expenses	12,355
Total assets	490,050,278

Liabilities:
Securities sold short, at value (proceeds $673,508)	672,806
Payables:
Funds borrowed	41,900,000
Investment securities purchased	9,226,688
Unrealized depreciation on forward foreign currency exchange contracts	248,806
Advisory fees	368,680
Shareholder servicing fees (Note 6)	41,242
Fund administration and accounting fees	237,561
Transfer agent fees and expenses	45,671
Custody fees	16,546
Auditing fees	20,101
Interest on borrowings	5,972
Trustees’ fees and expenses	40,000
Commitment fees payable (Note 12)	21,518
Accrued other expenses	56,229
Total Liabilities	52,901,820
Commitments and contingencies (Note 3)	—
Net Assets	$437,148,458

Net Assets Consists of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$452,398,953
Total accumulated earnings (deficit)	(15,250,495)
Net Assets	$437,148,458

Class I Shares
Shares Outstanding and Net Asset Value Per Share:
Net assets applicable to shares outstanding	$437,148,458
Shares outstanding (unlimited number of shares authorized, par value of $0.01 per share)	25,151,106
Net assets value per share	$17.38

*Identified Cost
Investments in unaffiliated issuers, at cost	$493,801,165
Investments in affiliated issuers, at cost	$1,913,299

See accompanying Notes to Consolidated Financial Statements

21

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended July 31, 2026

Palmer Square Opportunistic Income Fund
Investment Income
Interest income from unaffiliated investments	$42,290,703
Dividends from Unaffiliated Securities	705
Dividends from affiliated investments	77,543
Total investment income	42,368,951

Expenses:
Advisory fees (Note 3)	4,570,171
Shareholder servicing fees (Note 6)	597,577
Fund administration and accounting fees	371,793
Transfer agent fees and expenses	141,307
Custody fees	3,833
Interest on securities sold short	36,195
Brokerage expense	6,060
Registration Fees	52,002
Auditing fees	20,101
Trustees’ fees and expenses	139,150
Shareholder reporting fees	72,920
Legal fees	72,008
Miscellaneous	25,999
Insurance fees	84,407
Interest on Borrowings (Note 12)	2,224,795
Commitment fees (Note 12)	329,507
Total Expenses	8,747,825
Affiliated fund fees waived (Note 3)	(7,805)
Net Expenses	8,740,020
Net Investment Income	33,628,931

Realized Gain (Loss) and Unrealized Appreciation (Depreciation) :
Net realized gain on:
Unaffiliated investments	25,102
Affiliated Investments	20,580
Securities sold short	(58)
Forward contracts	411,502
Swap contracts	184,804
Foreign currency transactions	52,001
Purchased option contracts	(117,653)
Net realized gain on investments	576,278
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(16,352,564)
Affiliated investments	6,159
Securities sold short	702
Forward contracts	(269,324)
Foreign currency transactions	60,648
Net change in unrealized depreciation of investments	(16,554,379)
Net realized and unrealized loss on investments	(15,978,101)
Net increase in net assets resulting from operations	$17,650,830

See accompanying Notes to Consolidated Financial Statements

22

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Palmer Square Opportunistic Income Fund
	For the Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets from :
Operations
Net investment income	$33,628,931	$33,795,727
Net realized gain (loss) on investments	576,278	(1,429,723)
Net change in unrealized depreciation on investments	(16,554,379)	(2,264,732)
Net increase in net assets resulting from operations	17,650,830	30,101,272

Distributions to Shareholders:
Distributions
Class I	(33,449,154)	(32,142,959)
Total distributions to shareholders	(33,449,154)	(32,142,959)

Capital Transactions
Net proceeds from shares sold
Class I	69,419,698	160,244,273
Reinvestment of distributions
Class I	5,389,754	5,471,811
Cost of shares redeemed
Class I	(115,650,564)	(53,719,905)
Net increase (decrease) in net assets from capital transactions	(40,841,112)	111,996,179

Total increase (decrease) in net assets	(56,639,436)	109,954,492

Net Assets:
Beginning of year	493,787,894	383,833,402
End of year	$437,148,458	$493,787,894

Capital Share Transactions:
Shares sold
Class I	3,910,059	8,889,829
Shares reinvested
Class I	307,427	306,702
Shares redeemed
Class I	(6,499,495)	(2,991,584)
Net increase (decrease) in capital share transactions	(2,282,009)	6,204,947

See accompanying Notes to Consolidated Financial Statements

23

Palmer Square Opportunistic Income Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Year Ended July 31, 2026

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$17,650,830
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(337,975,406)
Sales of long-term portfolio investments	358,012,024
Return of capital dividends received	1,812,761
Proceeds from securities sold short	6,584,696
Cover short securities	(5,912,448)
Sale of short-term investments, net	32,228,684
Increase in foreign currency	(4,993,748)
Increase in cash held by broker	(2,618,772)
Decrease in investment securities sold receivable	1,191,131
Decrease in interest receivable	503,916
Decrease in prepaid expenses	109,627
Decrease in investment securities purchased	(10,199,850)
Decrease in cash due to broker	(662,006)
Decrease in advisory fees payable	(44,070)
Decrease in shareholder servicing fees payable	(12,453)
Increase in accrued expenses payable	158,417
Net amortization on investments	(2,199,100)
Net realized gain	(2,311,432)
Net change in unrealized appreciation/depreciation	16,615,028
Net cash used for operating activities	67,937,829
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	69,805,675
Cost of shares redeemed	(115,650,564)
Dividends paid to shareholders, net of reinvestments	(28,059,400)
Draw on line of credit	1,000,000
Net cash provided by (used for) financing activities	(72,904,289)

Net increase in cash	(4,966,460)

Cash:
Beginning of period	8,192,992
End of period(a)	$3,226,532

Non cash financing activities not included herein consist of $5,389,754 of reinvested dividends

Cash paid for interest on securities sold short during the period was $36,195.

Cash paid for interest on borrowings during the period was $2,231,907.

(a)	Includes segregated cash of $3,219,023

See accompanying Notes to Consolidated Financial Statements

24

Palmer Square Opportunistic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$18.00	$18.08	$17.19	$16.74	$18.86
Income from Investment Operations:
Net investment income[1]	1.30	1.40	1.82	1.56	1.08
Net realized and unrealized gain (loss)	(0.61)	(0.14)	0.78	0.48	(1.95)
Total from investment operations	0.69	1.26	2.60	2.04	(0.87)

Less Distributions:
From net investment income	(1.21)	(1.25)	(1.71)	(1.56)	(0.90)
From net realized gains	(0.10)	(0.09)	—	(0.03)	(0.35)
Total distributions	(1.31)	(1.34)	(1.71)	(1.59)	(1.25)
Net asset value, end of period	$17.38	$18.00	$18.08	$17.19	$16.74

Total return[2]	3.95%	7.27%	15.82%	13.04%	(4.96)%

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$437,148	$493,788	$383,833	$290,379	$261,381

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed / recovered[3]	1.91%	1.99%	2.34%	2.28%	1.50%
After fees waived and expenses absorbed / recovered[3]	1.91%	1.99%	2.34%	2.28%	1.50%

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived and expenses absorbed / recovered	7.36%	7.81%	10.23%	9.34%	5.98%
After fees waived and expenses absorbed / recovered	7.36%	7.81%	10.23%	9.34%	5.98%

Senior Securities
Total borrowings (000’s omitted)	41,900	40,900	38,250	29,750	13,000
Asset coverage per $1,000 unit of senior indebtedness	11,432	13,073	11,035	10,761	21,106
Portfolio Turnover Rate	76%	75%	59%	53%	82%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If brokerage expense, commitment fees, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.57%, 0.66%, 0.90%, 0.87%, and 0.09%, for the years ended July 31, 2026, 2025, 2024, 2023, and 2022, respectively.

See accompanying Notes to Consolidated Financial Statements

25

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2026

1. Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”) per Share. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board” or “Board of Trustees”), the Fund will seek to conduct such quarterly repurchase offers typically for between 5-10% of the Fund’s outstanding Shares at NAV per Share. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

2. Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Consolidation of Subsidiary

On June 2, 2022, PSOIX Funding I LLC (“PSOIX SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of PSOIX SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of July 31, 2026, the total net assets of the PSOIX SPV were $26,680,379 or approximately 6.10% of the Fund’s total net assets.

(b) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

26

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

(c) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

(e) Collateralized Loan Obligations

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

27

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

(f) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

28

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(i) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

29

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the year ended July 31, 2026.

(j) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(k) Forward Foreign Currency Exchanges Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(l) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

30

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At July 31, 2026, such collateral is denoted in the Fund’s Consolidated Statement of Assets and Liabilities. Also, in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At July 31, 2026, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

(m) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2026, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(n) Distributions to Shareholders

The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

31

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

(o) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

3. Investment Advisory Agreement and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest on borrowings, commitment fees relating to borrowings, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2026, and it may be terminated before that date only by the Fund’s Board of Trustees.

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The Fund has recovered all previously available expenses.

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF and the Palmer Square Credit Opportunities ETF. For the year ended July 31, 2026, the amount of advisory fees waived is reported under “Affiliated fund fee waived” on the Consolidated Statement of Operations.

Beginning November 3, 2025, JP Morgan Chase Bank, N.A. (“JP Morgan”) serves as the Fund’s Custodian and Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees, and monitors the activities of the Fund’s custodian, transfer agent and accountants, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services.

32

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s transfer agent. The Fund’s allocated fees incurred for transfer agency services for the period ended July 31, 2026, are reported on the Consolidated Statement of Operations.

Prior to November 3, 2025, UMB Fund Services, Inc. (“UMBFS”) served as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) served as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, served as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended July 31, 2026, are reported on the Consolidated Statement of Operations. The Fund had a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the period ended July 31, 2026, no credits were earned to reduce total fees. Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Prior to November 3, 2025, certain trustees and officers of the Trust were employees of UMBFS or MFAC. The Fund did not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended July 31, 2026, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

4. Federal Income Taxes

At July 31, 2026, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Palmer Square Opportunistic Income Fund
Cost of investments	$490,330,332
Gross unrealized appreciation	$8,096,255
Gross unrealized depreciation	(23,652,905)
Net unrealized appreciation (depreciation) on investments	$(15,556,650)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2026, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated earnings (deficit) as follows:

	Distributable Earnings (Losses)	Paid-in Capital
Palmer Square Opportunistic Income Fund	$(1,106)	$1,106
33

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

As of July 31, 2026, the components of accumulated earnings/(deficit) on tax basis were as follows:

Palmer Square Opportunistic Income Fund
Undistributed long term capital gains	$228,905
Tax accumulated earnings	228,905

Unrealized depreciation	(15,479,400)
Total accumulated earnings (deficit)	$(15,250,495)

The tax character of the distribution paid during the fiscal years ended July 31, 2026 and July 31, 2025, were as follows:

	Palmer Square Opportunistic Income Fund
Distribution paid from:	2026	2025
Ordinary income	$30,729,699	$31,543,744
Net long-term capital gains	$2,719,455	$599,215
Total taxable distributions	$33,449,154	$32,142,959
Total distributions paid	$33,449,154	$32,142,959

The Fund designates $2,719,455 as a long-term capital gain distribution.

5. Investment Transactions

For the year ended July 31, 2026, purchases and sales of investments, (excluding short-term investments, and derivative contracts) were as follows:

	All Other		U.S. Government[1]
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
Palmer Square Opportunistic Income Fund	$337,189,993	$357,313,928	$—	$—

[1]	U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.

For the year ended July 31, 2026, proceeds from securities sold short and cover short securities were as follows:

	Securities Sold Short	Cover Short Securities
Palmer Square Opportunistic Income Fund	$6,584,696	$5,912,448

6. Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended July 31, 2026, shareholder servicing fees incurred are disclosed on the Consolidated Statement of operations.

34

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.

Palmer Square Opportunistic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$—	$67,471,238	$—	$67,471,238
Collateralized Loan Obligations	—	328,909,866	—	328,909,866
Commercial Mortgage-Backed Securities	—	6,432,187	—	6,432,187
Common Stocks	—	282,247	—	282,247
Convertible Bonds	—	557,870	—	557,870
Corporate Bonds	—	23,616,414	—	23,616,414
Exchange Traded Funds	1,922,643	—	—	1,922,643
Short-Term Investments	46,254,023	—	—	46,254,023
Total Investments	$48,176,666	$427,269,822	$—	$475,446,488
Forward Currency Contracts	—	87,734	—	87,734
Total Assets	$48,176,666	$427,357,556	$—	$475,534,222
Liabilities
Investments
Corporate Bonds	—	672,806	—	672,806
Total Investments	$—	$672,806	$—	$672,806

35

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

Palmer Square Opportunistic Income Fund	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$248,806	$—	$248,806
Total Liabilities	$—	$921,612	$—	$921,612

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Palmer Square Opportunistic Income Fund	Bank Loans	Common Stocks
Balance as of July 31, 2025	$1,997,292	$434,154
Transfer into Level 3	–	–
Transfers out of Level 3	–	(282,247)
Total gains or losses for the period
Included in earnings (or changes in the assets)	–	(152,002)
Net Purchases	–	95
Net Sales	(1,997,292)	–
Balance as of July 31, 2026	$–	$–

Changes in unrealized gains or losses for the period included in earnings (or changes in next assets) for assets held at the end of the reporting period	$–	$–

9. Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of July 31, 2026 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Palmer Square Opportunistic Income Fund
Asset
Unrealized appreciation on forward foreign currency exchange contracts	$–	$–	$87,734	$–	$87,734
	$–	$–	$87,734	$–	$87,734

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$–	$–	$248,806	$–	$248,806
	$–	$–	$248,806	$–	$248,806
36

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2026 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Palmer Square Opportunistic Income Fund
Realized Gain (Loss) on Derivatives
Purchased option contracts	$–	$(117,653)	$–	$–	$(117,653)
Forward contracts	$–	$–	$411,502	$–	$411,502
Swap contracts	$–	$–	$–	$184,804	$184,804
	$–	$(117,653)	$411,502	$184,804	$478,653

Palmer Square Opportunistic Income Fund
Net change in unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$–	$–	$(269,324)	$–	$(269,324)
	$–	$–	$(269,324)	$–	$(269,324)

The notional amount and the number of contracts are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative investments as of July 31, 2026 are as follows:

Palmer Square Opportunistic Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased option contracts	Notional amount	$3,962,500
Forward contracts	Foreign exchange contracts	Notional amount	25,239,422

10. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund did not hold swap contracts at July 31, 2026.

37

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

11. Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of July 31, 2026, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund had no unfunded loan commitments outstanding.

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Palmer Square Opportunistic Income Fund
Dwyer Instruments LLC	$44,681	$44,569	$44,695	$126
First Eagle Holdings, Inc.	109,375	109,375	109,543	168
Raven Acquisition Holdings LLC	50,000	49,750	49,764	14

12. Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) had entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. The Fund was permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility was to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement incurred interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds were charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the period ended July 31, 2026 were $234. The Facility expired in accordance with its stated maturity on October 29, 2025 and was not renewed. The Fund did not borrow under the line of credit agreement during the period ended July 31, 2026.

PSOIX SPV has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with Bank of America, n.a. The Fund is permitted to borrow up to $75,000,000 under the Facility. The purpose of the Facility is to provide financing for investment purposes. Loans under the Facility may be base rate loans or SOFR loans. Base rate loans will bear interest at the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Prime Rate in effect for such day (c) SOFR published on such day by the SOFR Administrator on the Federal Reserve Bank of New York’s website (or any successor source) plus 0.10% and (d) 0.00%. SOFR loans bear interest at the rate of 1.40% plus the Secured Overnight Financing Rate as administered by the Federal Reserve Bank of New York. The Facility requires the payment of 1.30% on the First Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, $0 on and after the five-month anniversary of the closing date, the greater of $0 and an amount equity to 70% of the aggregate commitments minus total outstanding loans). The facility also requires the payment of 0.50% on the Second Unused Amount (on and after the closing date and prior to the five-month anniversary of the closing date, an amount equal to the aggregate commitments minus total outstanding loans; on and after the five-month anniversary of the closing date, an amount equal to the aggregate commitments minus the greater of total outstanding loans and 70% of the aggregate commitments). The Fund paid $203,185 as an upfront fee in connection with the extension of this Credit Agreement. Such amount is shown as Prepaid commitment fees in the Consolidated Statement of Assets and Liabilities, and it is being amortized over a three-year period from the date of payment. For the period ended July 31, 2026, the average daily balance outstanding and weighted average interest rate were $41,697,260 and 5.26%, respectively. The commitment fees and interest on borrowings for the period ended July 31, 2026 were $329,273 and $2,224,795, respectively. As of July 31, 2026, the outstanding line of credit balance was $41,900,000. The maximum amount borrowed was $41,900,000 on October 14, 2025 through July 31, 2026.

13. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Funds have ownership of a least 5% of the voting securities or any securities issued by Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of July 31, 2026, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

38

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Amortization	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income
Palmer Square Opportunistic Income Fund
Palmer Square CLO Senior Debt ETF	$463,797	$6,996,469	$(6,675,962)	$19,635	$—	$1,606	$805,545	39,106	$20,514
Palmer Square Credit Opportunities ETF	$905,738	$3,385,300	$(3,179,438)	$945	$—	$4,553	$1,117,098	53,914	$57,029
Total Affiliated Securities	$1,369,535	$10,381,769	$(9,855,400)	$20,580	$—	$6,159	$1,922,643	93,020	$77,543

	Shares Beginning of Year	Purchases	Sales	Shares End of Year
Palmer Square Opportunistic Income Fund
Palmer Square CLO Senior Debt ETF	22,791	341,452	(325,137)	39,106
Palmer Square Credit Opportunities ETF	44,032	163,405	(153,523)	53,914
Total Affiliated Securities	66,823	504,857	(478,660)	93,020

14. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there is no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of Palmer Square Capital Management, LLC (the “Advisor”) or Foreside Fund Services, LLC (the “Distributor”) or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Advisor. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers conducted for the year ended July 31, 2026 are as follows:

39

Palmer Square Opportunistic Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

July 31, 2026

Commencement Date	Repurchase Request Deadline	Repurchase Pricing date	Net Asset Value as of Repurchase Offer Date	Shares Repurchased	Amount Repurchased	Percentage of Outstanding Shares Repurchased
July 14, 2025	August 08, 2025	August 08, 2025	$18.03	2,165,342.392	$39,041,123.33	7.86%
October 10, 2025	November 07, 2025	November 07, 2025	$17.96	1,225,995.270	$22,018,874.57	4.57%
January 15, 2026	February 11, 2026	February 11, 2026	$17.81	981,167.660	$17,474,596.02	3.68%
April 13, 2026	May 04, 2026	May 04, 2026	$17.45	2,126,989.700	$37,115,970.26	8.05%

15. Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

16. Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared a distribution to shareholders of record on September 23, 2026, payable on September 30, 2026, as follows:

Long -Term Capital Gain	Short-Term Capital Gain	Income
$–	$–	$0.31859

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of the Palmer Square Opportunistic Income Fund
Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of the Palmer Square Opportunistic Income Fund (the “Fund”), including the consolidated schedule of investments, as of July 31, 2026, the related consolidated statement of operations and the consolidated statement of cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of July 31, 2026, the results of its consolidated operations and consolidated cash flows for the year then ended, the changes in its consolidated net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of the Fund since 2014.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 25, 2026

41

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (866) 933-9033. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office; Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Megan Leigh Webber, CPA (born 1975) Trustee and Chairperson of the Board	Indefinite; Trustee since August 2014; Chairperson since February 2019	Financial Reporting Manager, The Anschutz Corporation (2000 - present). Supervising Audit Senior, KPMG, LLP (1997 - 2000).	1	Palmer Square Capital BDC Inc. (includes 1 portfolio); Palmer Square Funds Trust (includes 3 portfolios).
James Neville Jr. (born 1964) Trustee	Indefinite; Since August 2014	Portfolio Manager, Great Plains Principal Trading (January 2012 - present). Proprietary Trader (1987 - 2011).	1	Palmer Square Capital BDC Inc. (includes 1 portfolio); Palmer Square Funds Trust (includes 3 portfolios).
Christopher C. Nelson (born 1974) Trustee	Indefinite; Trustee Since February 2024	Wealth Advisor, SeaCrest Wealth Management (2018-Present).	1	Palmer Square Capital BDC Inc. (includes 1 portfolio); Palmer Square Funds Trust (includes 3 portfolios).
Officers of the Trust:
Jeffrey Fox (born 1975) President and Treasurer	Indefinite; President since April 2020 and Treasurer since March 2017	President (March 2020 – present) and Managing Director (April 2013 – present), Palmer Square Capital Management LLC.	N/A	N/A
Scott Betz (born 1977) Chief Compliance Officer	Indefinite; Since April 2018	Chief Operating Officer, Palmer Square Capital Management, LLC (March 2018 – present). Chief Compliance Officer, Palmer Square Capital Management, LLC (March 2018 – March 2021). Chief Operating Officer, Scout Investments, (December 2010 – March 2018). Chief Compliance Officer, Scout Investments (May 2016 – January 2018).	N/A	N/A

42

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Kelsie Thomas (born 1991) Secretary	Indefinite; Since May 2025	Compliance Officer, Palmer Square Capital Management, LLC (April 2024 – present). Vice President of Compliance, TortoiseEcofin (March 2020 - March 2024). Senior Compliance Professional, (January 2018 - March 2020).	N/A	N/A

The address for the Trustees and officers is 1900 Shawnee Mission Parkway, Suite 315, Mission Woods, KS 66205.

43

Palmer Square Opportunistic Income Fund

EXPENSE EXAMPLE

For the Six Months Ended July 31, 2026 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2026 to July 31, 2026.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	2/1/26	7/31/26	2/1/26-7/31/26
Actual Performance	$1,000.00	$1,010.10	$9.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.79	$9.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.93% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

44

Palmer Square Opportunistic Income Fund

Investment Advisor
Palmer Square Capital Management LLC
1900 Shawnee Mission Parkway, Suite 315
Mission Woods, Kansas 66205

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
JPMorgan Chase Bank, N.A.
4 New York Plaza
New York, NY 10004

Fund Administrator
JPMorgan Chase Bank, N.A.
4 New York Plaza
New York, NY 10004

Transfer Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period, July 31, 2026, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, there have been no waivers granted under the Code of Ethics. A copy of such Code of Ethics is available at www.palmersquarefunds.com. A copy of such Code of Ethics is available without charge by calling 816-994-3200.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Megan Webber is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Palmer Square Opportunistic Income Fund by Tait, Weller & Baker LLP (“Tait Weller”) for the fiscal year ended July 31, 2025 and July 31, 2026 were:

	2025	2026
Audit Fees(a)	$17,300	$17,500
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$2,700	$2,800
All Other Fees(d)	$0	$0
Total:	$20,000	$20,300

(a)	Audit Fees: These fees relate to professional services rendered by Tait Weller for the audit of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by Tait Weller related to audit services in connection with the July 31, 2025 and July 31, 2026 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by Tait Weller for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by Tait Weller other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Not applicable.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

In accordance with Rules 30b1-4 under the Investment Company Act of 1940 and Rule, 206(4)-6 and 204-2 under the Investment Advisers Act of 1940, Palmer Square Capital Management LLC (“Palmer Square”) is providing all clients with a summary of its proxy voting procedures.

- Upon opening an account with Palmer Square, clients are given the option to delegate proxy-voting discretion to Palmer Square by completing the appropriate documents. Palmer Square will only exercise proxy-voting discretion over client shares in the instances where clients give Palmer Square discretionary authority to vote on their behalf.

- It is Palmer Square’s policy to vote client shares primarily in conformity with Glass Lewis  & Co. recommendations, in order to mitigate conflicts of interest issues between Palmer Square and its clients. Glass Lewis & Co. and Palmer Square retain a record of all recommendations.

- Glass Lewis & Co. is an independent third party that issues recommendations based upon its own internal guidelines.

- Palmer Square will vote client shares inconsistent with Glass Lewis & Co. recommendations if Palmer Square believes that doing so is in the best interest of its clients.

- In situations where Palmer Square identifies a material conflict of interest in the voting of proxies due to business or personal relationships that Palmer Square maintains with persons having an interest in the outcome of certain votes, Palmer Square will take appropriate steps to ensure that its proxy voting decisions are made in the best interest of its clients.

- Palmer Square votes client shares via ProxyEdge, an electronic voting platform provided by Broadridge Financial Solutions, Inc. Additionally, ProxyEdge retains a record of proxy votes for each client.

- Annually, Palmer Square will file Form N-PX with the SEC, which will contain each fund’s complete proxy voting record.

- Palmer Square’s Compliance Team will periodically review all proxy votes to ensure consistency with its procedures.

- Palmer Square’s will conduct a review at least annually of Glass Lewis & Co. to assess the firm’s capacity and competency to serve as a proxy advisor.

- Upon request, clients can receive a copy of Palmer Square’s proxy voting procedures and Glass Lewis & Co.’s proxy voting guidelines.

- These procedures are currently in effect but could be amended in the future.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	As of the filing date of this report on Form N-CSR, the portfolio managers of the Fund are as follows:

Angie K. Long, Christopher D. Long and Taylor R. Moore are jointly and primarily responsible for the day to day management of the Fund. Ms. Long and Mr. Long have managed the Fund since it commenced operations on August 29, 2014, and Mr. Moore has managed the Fund since December 1, 2019.

Angie K. Long, CFA. Ms. Long has been the Chief Investment Officer of the Advisor since February 2011. She has key responsibilities for all investment-related activities with a particular focus on portfolio construction and risk management. Prior to joining Palmer Square, Ms. Long worked for J.P. Morgan Chase & Co. in New York from 1998 to 2011. There, she held a variety of management and trading roles, including Deputy Head of Credit Trading for North America, Head of High Yield Trading, and Head of Credit Derivatives Trading. She has been a trader and investor within many products and strategies including high yield bonds, high yield credit derivatives, distressed debt, capital structure arbitrage and structured credit. Among other career achievements, Ms. Long is credited with creating the High Yield Debt Index, the first liquid credit trading index. She was named a managing director of J.P. Morgan Chase & Co. at age 29. She was responsible for building J.P. Morgan’s High Yield Credit Derivatives business and Credit Options business. She received an AB degree in Economics from Princeton University in 1997 and is a CFA® charterholder.

Christopher D. Long. Mr. Long is the founder of the Advisor and is responsible for the Advisor’s alternative and credit investments business, managing both the firm’s investment activities and operations as well as defining its investment policy. Mr. Long was a Managing Director and Investment Committee Member at Prairie Capital Management, LLC (“Prairie”) from 2006 to 2009, where he was one of the team members responsible for the firm’s proprietary alternative investment products. Prior to joining Prairie, Mr. Long was at various New York City-based firms including Sandell Asset Management, Corp. (“Sandell”), a multi-billion multi-strategy hedge fund, where he, as a Research Analyst, invested in both equity and debt securities from 2005 to 2006. Prior to Sandell, he worked at Morgan Stanley in the Credit Derivatives and Distressed Securities Group as an Associate, focusing on the firm’s proprietary investments during the summer of 2004. Before Morgan Stanley, Mr. Long worked at TH Lee Putnam Ventures, a $1.1 billion private equity fund sponsored by Thomas H. Lee Partners and Putnam Investments, from 1999 to 2003. Mr. Long started his career at J.P. Morgan & Co. in Leveraged Finance and Mergers & Acquisitions (FIG Group), advising corporations and private equity firms on investment banking and capital markets, from 1997 through 1999. Mr. Long received an MBA from the Harvard Business School in 2005, and an undergraduate degree in Economics, cum laude, from Princeton University in 1997.

Taylor R. Moore, CFA. Mr. Moore is Executive Director, Portfolio Manager and Head of Structured Credit Trading at the Advisor. Mr. Moore joined the Advisor in 2013. Prior to joining Palmer Square, Taylor worked at JPMorgan Chase & Co. in New York and Delaware. Mr. Moore was an integral part of the firm’s North American foreign exchange business serving as Associate Product Controller. Mr. Moore played a key role in all financial operations and management of JPMorgan’s Forward and Spot foreign exchange trading desks. He began his career at JPMorgan as part of the firm’s Corporate Development Program, a two year selective leadership development program. Prior to JPMorgan Chase & Co., Mr. Moore worked at Frontier Investment Bank, a boutique investment bank based out of Kansas City. Mr. Moore received a BA in Economics from Cornell University and is a CFA® charterholder.

(a)(2)	The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of July 31, 2026:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Angie K. Long, CFA	7	$1,760	89	$31,186	63	$2,790
Christopher D. Long	4	$1,317	89	$31,186	88	$2,804
Taylor Moore, CFA	5	$618	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Angie K. Long, CFA	0	$0	81	$29,089	0	$0
Christopher D. Long	0	$0	81	$29,089	0	$0
Taylor Moore, CFA	0	$0	0	$0	0	$0

Potential Conflicts of Interest Involving the Portfolio Managers

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management ’f the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles the portfolio manager advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments, it is the policy of the Advisor to allocate investment ideas pro rata to all accounts with the same primary investment objective.

The goal of the Advisor is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Advisor have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients.

(a)(3)	Portfolio Managers’ Compensation as of July 31, 2026.

The portfolio managers receive a fixed base salary and a discretionary bonus. Each portfolio manager is an equity owner of the Advisor and shares in the Advisor’s profits. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

(a)(4)	Beneficial Ownership of Securities as of July 31, 2026.

Name of Portfolio Manager	Dollar Range of Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Angie K. Long, CFA	None
Christopher D. Long	None
Taylor Moore, CFA	None

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) or (3) of Item 2 of Form N-CSR..

(a)(2) Not applicable.

(a)(3)	Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

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(a)(4) Not applicable.

(a)(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Palmer Square Opportunistic Income Fund

By:	/s/ Jeffrey D. Fox
Jeffrey D. Fox
President and Principal Executive Officer
September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey D. Fox
Jeffrey D. Fox
President and Principal Executive Officer
September 29, 2026

By:	/s/ Courtney Gengler
Courtney Gengler
Treasurer and Principal Financial Officer
September 29, 2026